UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund
Blue Chip Growth
Class K

April 30, 2009

1.809076.104

BCF-QTLY-1208

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 2.0%
Autoliv, Inc.	449,200	$ 11,082
BorgWarner, Inc.	1,336,700	38,697
Federal-Mogul Corp. Class A (a)	1,360,487	15,101
Gentex Corp.	2,374,300	31,744
Johnson Controls, Inc.	2,591,900	49,272
Magna International, Inc. Class A	908,200	31,183
Superior Industries International, Inc. (d)	714,000	10,767
		187,846
Automobiles - 0.9%
Harley-Davidson, Inc.	1,408,100	31,203
Toyota Motor Corp. sponsored ADR (d)	672,900	53,267
		84,470
Hotels, Restaurants & Leisure - 3.6%
Carnival Corp. unit	1,266,500	34,044
Chipotle Mexican Grill, Inc. Class B (a)	150,000	9,827
Marriott International, Inc. Class A (d)	2,668,100	62,860
McDonald's Corp.	1,631,500	86,943
Royal Caribbean Cruises Ltd.	2,535,200	37,343
Starbucks Corp. (a)	1,358,700	19,647
Starwood Hotels & Resorts Worldwide, Inc.	1,550,900	32,352
Wendy's/Arby's Group, Inc.	4,906,100	24,531
Yum! Brands, Inc.	915,800	30,542
		338,089
Household Durables - 2.3%
Centex Corp.	1,507,900	16,496
D.R. Horton, Inc.	2,784,900	36,343
Furniture Brands International, Inc. (e)	4,879,579	15,419
Harman International Industries, Inc.	1,109,500	20,182
KB Home	569,100	10,284
La-Z-Boy, Inc. (e)	2,706,700	7,200
Mohawk Industries, Inc. (a)	1,069,700	50,608
Pulte Homes, Inc.	1,313,100	15,114
Ryland Group, Inc.	698,900	14,474
Toll Brothers, Inc. (a)	1,347,800	27,306
		213,426
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	1,781,000	143,406
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,730,400	$ 10,348
Hasbro, Inc.	1,125,300	30,000
		40,348
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	3,459,000	50,778
Discovery Communications, Inc. (a)	1,395,900	26,508
Interpublic Group of Companies, Inc. (a)	8,903,200	55,734
Scripps Networks Interactive, Inc. Class A	1,411,201	38,723
The DIRECTV Group, Inc. (a)	2,352,800	58,185
The Walt Disney Co.	2,443,800	53,519
		283,447
Multiline Retail - 0.3%
Kohl's Corp. (a)	481,800	21,850
Nordstrom, Inc. (d)	420,100	9,507
		31,357
Specialty Retail - 2.7%
Best Buy Co., Inc.	729,400	27,994
CarMax, Inc. (a)(d)	1,329,100	16,959
Dick's Sporting Goods, Inc. (a)	728,300	13,838
Home Depot, Inc.	1,750,900	46,084
Lowe's Companies, Inc.	2,132,800	45,855
Sherwin-Williams Co.	527,420	29,873
Tiffany & Co., Inc. (d)	2,007,800	58,106
Urban Outfitters, Inc. (a)	586,600	11,433
		250,142
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	476,400	26,926
NIKE, Inc. Class B	1,565,400	82,137
Phillips-Van Heusen Corp.	403,554	11,715
Polo Ralph Lauren Corp. Class A	636,400	34,264
VF Corp.	836,400	49,573
		204,615
TOTAL CONSUMER DISCRETIONARY		1,777,146
CONSUMER STAPLES - 10.4%
Beverages - 2.4%
The Coca-Cola Co.	5,256,000	226,271
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	1,393,900	$ 67,744
Wal-Mart Stores, Inc.	4,568,255	230,240
Whole Foods Market, Inc. (d)	1,483,000	30,743
		328,727
Household Products - 1.6%
Energizer Holdings, Inc. (a)	592,100	33,927
Kimberly-Clark Corp.	1,146,400	56,334
Procter & Gamble Co.	1,068,130	52,808
		143,069
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	1,819,800	54,412
Tobacco - 2.3%
Altria Group, Inc.	7,089,400	115,770
Philip Morris International, Inc.	2,670,700	96,679
		212,449
TOTAL CONSUMER STAPLES		964,928
ENERGY - 10.9%
Energy Equipment & Services - 6.2%
BJ Services Co.	2,330,000	32,364
Halliburton Co.	2,159,500	43,665
Nabors Industries Ltd. (a)	2,034,000	30,937
National Oilwell Varco, Inc. (a)	2,576,900	78,029
Noble Corp.	922,300	25,206
Oceaneering International, Inc. (a)	1,038,385	47,319
Patterson-UTI Energy, Inc.	1,900,800	24,159
Schlumberger Ltd. (NY Shares)	3,416,700	167,384
Smith International, Inc.	1,494,800	38,641
Transocean Ltd. (a)	453,300	30,589
Weatherford International Ltd. (a)	3,448,500	57,349
		575,642
Oil, Gas & Consumable Fuels - 4.7%
ConocoPhillips	631,300	25,883
Enterprise Products Partners LP	862,900	20,356
Exxon Mobil Corp.	1,857,900	123,866
Hess Corp.	1,323,500	72,515
Marathon Oil Corp.	1,527,700	45,373
Petrohawk Energy Corp. (a)	1,836,900	43,351
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	374,600	$ 7,069
Southwestern Energy Co. (a)	2,030,600	72,817
Whiting Petroleum Corp. (a)	816,100	26,735
		437,965
TOTAL ENERGY		1,013,607
FINANCIALS - 4.2%
Capital Markets - 1.8%
Charles Schwab Corp.	4,576,000	84,564
Deutsche Bank AG (NY Shares)	648,600	34,006
Northern Trust Corp.	825,300	44,863
		163,433
Commercial Banks - 1.3%
Associated Banc-Corp.	1,397,800	21,624
PNC Financial Services Group, Inc.	1,107,100	43,952
Wells Fargo & Co.	2,537,000	50,765
		116,341
Diversified Financial Services - 1.0%
Citigroup, Inc. (d)	8,764,600	26,732
CME Group, Inc.	90,100	19,944
JPMorgan Chase & Co.	1,449,300	47,827
		94,503
Insurance - 0.0%
The First American Corp.	83,859	2,355
Thrifts & Mortgage Finance - 0.1%
NewAlliance Bancshares, Inc.	1,086,900	14,032
TOTAL FINANCIALS		390,664
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	468,900	22,742
C.R. Bard, Inc.	514,600	36,861
Covidien Ltd.	1,068,400	35,236
Medtronic, Inc.	1,353,400	43,309
NuVasive, Inc. (a)	146,600	5,556
		143,704
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
Fresenius Medical Care AG & Co. KGaA	7,700	$ 299
Medco Health Solutions, Inc. (a)	2,028,100	88,324
		88,623
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	851,100	31,746
Pharmaceuticals - 6.1%
Allergan, Inc.	1,180,900	55,101
Johnson & Johnson	2,516,300	131,753
Merck & Co., Inc.	2,641,800	64,037
Novo Nordisk AS Series B	1,022,200	48,635
Pfizer, Inc.	3,009,600	40,208
Pronova BioPharma ASA (a)	10,270,853	25,761
Schering-Plough Corp.	5,403,100	124,379
Wyeth	1,842,900	78,139
		568,013
TOTAL HEALTH CARE		832,086
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	2,221,100	69,321
United Technologies Corp.	1,657,400	80,947
		150,268
Air Freight & Logistics - 0.5%
FedEx Corp.	790,800	44,253
Building Products - 0.9%
Masco Corp.	4,395,600	38,945
Owens Corning (a)	2,210,000	39,559
		78,504
Electrical Equipment - 0.5%
Regal-Beloit Corp.	267,900	10,885
Rockwell Automation, Inc.	1,251,000	39,519
		50,404
Machinery - 2.6%
Cummins, Inc.	2,004,600	68,156
Danaher Corp.	807,500	47,190
Ingersoll-Rand Co. Ltd. Class A	1,442,700	31,408
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	1,841,100	$ 65,249
Toro Co. (d)	998,500	30,334
		242,337
Professional Services - 1.1%
Manpower, Inc.	873,700	37,648
Monster Worldwide, Inc. (a)	351,800	4,855
Robert Half International, Inc.	2,481,100	59,596
		102,099
Road & Rail - 0.1%
Ryder System, Inc.	311,400	8,623
TOTAL INDUSTRIALS		676,488
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 7.1%
Adtran, Inc.	1,352,043	28,596
Cisco Systems, Inc. (a)	14,424,100	278,674
Corning, Inc.	4,974,100	72,721
Juniper Networks, Inc. (a)	2,213,200	47,916
QUALCOMM, Inc.	5,633,700	238,418
		666,325
Computers & Peripherals - 6.6%
Apple, Inc. (a)	2,150,400	270,585
International Business Machines Corp.	3,209,400	331,239
NetApp, Inc. (a)	546,000	9,992
		611,816
Electronic Equipment & Components - 0.5%
Tyco Electronics Ltd.	2,580,025	44,996
Internet Software & Services - 2.2%
eBay, Inc. (a)	4,116,000	67,791
Google, Inc. Class A (sub. vtg.) (a)	208,900	82,718
Yahoo!, Inc. (a)	3,603,900	51,500
		202,009
IT Services - 0.8%
Automatic Data Processing, Inc.	654,600	23,042
The Western Union Co.	3,378,300	56,587
		79,629
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (a)(d)	8,062,900	29,107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	2,478,600	$ 52,745
Applied Materials, Inc.	8,773,700	107,127
Atmel Corp. (a)	11,436,600	43,917
Broadcom Corp. Class A (a)	464,600	10,774
Intel Corp.	12,282,500	193,818
Lam Research Corp. (a)	1,680,300	46,847
Micron Technology, Inc. (a)	2,922,700	14,263
National Semiconductor Corp.	3,095,900	38,296
Samsung Electronics Co. Ltd.	24,935	11,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,192,759	139,447
Texas Instruments, Inc.	5,039,800	91,019
		778,910
Software - 4.4%
BMC Software, Inc. (a)	1,199,200	41,576
CA, Inc.	1,903,200	32,830
Microsoft Corp.	5,146,900	104,276
Oracle Corp.	10,491,000	202,896
SAP AG sponsored ADR	686,600	26,153
		407,731
TOTAL INFORMATION TECHNOLOGY		2,791,416
MATERIALS - 3.1%
Chemicals - 1.6%
Airgas, Inc.	760,700	32,801
Albemarle Corp.	1,402,800	37,623
Praxair, Inc.	1,031,100	76,930
		147,354
Construction Materials - 0.6%
Martin Marietta Materials, Inc. (d)	564,200	47,410
Vulcan Materials Co. (d)	154,500	7,346
		54,756
Containers & Packaging - 0.4%
Temple-Inland, Inc.	3,497,300	41,758
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	4,184,000	$ 17,029
Weyerhaeuser Co.	899,900	31,730
		48,759
TOTAL MATERIALS		292,627
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. (a)	639,439	23,065
Sprint Nextel Corp. (a)	8,440,400	36,800
Vodafone Group PLC sponsored ADR	1,329,800	24,402
		84,267
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	56,900	3,685
Exelon Corp.	79,700	3,677
		7,362
TOTAL COMMON STOCKS (Cost $9,174,329)		8,830,591
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.53% (b)	237,647,590	237,648
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	210,573,659	210,574
TOTAL MONEY MARKET FUNDS (Cost $448,222)		448,222
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,622,551)		9,278,813
NET OTHER ASSETS - 0.2%		14,939
NET ASSETS - 100%		$ 9,293,752
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,055
Fidelity Securities Lending Cash Central Fund	2,978
Total	$ 6,033
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DineEquity, Inc.	$ 21,437	$ -	$ 10,947	$ 232	$ -
Furniture Brands International, Inc.	55,001	686	-	185	15,419
La-Z-Boy, Inc.	35,971	-	13,571	269	7,200
Total	$ 112,409	$ 686	$ 24,518	$ 686	$ 22,619
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,278,813	$ 9,204,118	$ 74,695	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $9,651,121,000. Net unrealized depreciation aggregated $372,308,000, of which $926,206,000 related to appreciated investment securities and $1,298,514,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Blue Chip Value Fund

April 30, 2009

1.800334.105

BCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.7%
Johnson Controls, Inc.	82,600	$ 1,570,226
The Goodyear Tire & Rubber Co. (a)	49,000	538,510
		2,108,736
Automobiles - 0.2%
Renault SA	18,300	586,629
Diversified Consumer Services - 0.5%
H&R Block, Inc.	91,700	1,388,338
Hotels, Restaurants & Leisure - 0.1%
Wyndham Worldwide Corp.	29,400	343,392
Household Durables - 3.0%
Black & Decker Corp.	33,700	1,358,110
Centex Corp.	207,000	2,264,580
KB Home	207,100	3,742,297
Pulte Homes, Inc.	61,800	711,318
Whirlpool Corp.	15,200	686,432
		8,762,737
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	168,300	2,470,644
News Corp. Class A	105,800	873,908
Time Warner Cable, Inc.	23,067	743,449
Time Warner, Inc.	85,400	1,864,282
		5,952,283
Multiline Retail - 0.2%
JCPenney Co., Inc.	21,800	669,042
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	31,800	1,391,250
Home Depot, Inc.	59,600	1,568,672
Lowe's Companies, Inc.	100,800	2,167,200
Ross Stores, Inc.	37,400	1,418,956
Staples, Inc.	146,600	3,022,892
Williams-Sonoma, Inc.	47,000	658,000
		10,226,970
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	56,100	265,914
TOTAL CONSUMER DISCRETIONARY		30,304,041
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.5%
Beverages - 1.4%
Anheuser-Busch InBev NV	47,660	$ 1,458,591
Molson Coors Brewing Co. Class B	22,700	868,275
The Coca-Cola Co.	40,900	1,760,745
		4,087,611
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	74,900	2,380,322
Kroger Co.	60,300	1,303,686
Sysco Corp.	22,000	513,260
Winn-Dixie Stores, Inc. (a)	71,862	823,539
		5,020,807
Food Products - 1.7%
Cermaq ASA	65,800	396,568
Marine Harvest ASA (a)(d)	1,558,000	701,925
Nestle SA (Reg.)	101,134	3,295,772
Tyson Foods, Inc. Class A	55,000	579,700
		4,973,965
Household Products - 1.7%
Energizer Holdings, Inc. (a)	24,100	1,380,930
Procter & Gamble Co.	69,400	3,431,136
		4,812,066
Tobacco - 0.9%
Altria Group, Inc.	63,900	1,043,487
British American Tobacco PLC sponsored ADR	20,900	1,016,158
Lorillard, Inc.	8,700	549,231
		2,608,876
TOTAL CONSUMER STAPLES		21,503,325
ENERGY - 17.1%
Energy Equipment & Services - 3.1%
ENSCO International, Inc.	17,950	507,626
Helmerich & Payne, Inc.	12,300	379,086
Nabors Industries Ltd. (a)	186,832	2,841,715
National Oilwell Varco, Inc. (a)	63,614	1,926,232
Noble Corp.	29,300	800,769
Transocean Ltd. (a)	13,600	917,728
Weatherford International Ltd. (a)	86,200	1,433,506
		8,806,662
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 14.0%
Chesapeake Energy Corp.	153,000	$ 3,015,630
Chevron Corp.	164,000	10,840,400
ConocoPhillips	94,682	3,881,962
EOG Resources, Inc.	21,600	1,371,168
Exxon Mobil Corp.	100,900	6,727,003
Hess Corp.	12,900	706,791
Marathon Oil Corp.	73,900	2,194,830
Occidental Petroleum Corp.	87,600	4,931,004
Petro-Canada	14,100	445,008
Petrohawk Energy Corp. (a)	74,200	1,751,120
Plains Exploration & Production Co. (a)	40,300	760,461
Range Resources Corp.	23,500	939,295
Ultra Petroleum Corp. (a)	62,600	2,679,280
Uranium One, Inc. (a)	85,700	237,008
		40,480,960
TOTAL ENERGY		49,287,622
FINANCIALS - 22.1%
Capital Markets - 5.6%
Bank of New York Mellon Corp.	123,800	3,154,424
Charles Schwab Corp.	56,832	1,050,255
Franklin Resources, Inc.	33,000	1,995,840
Goldman Sachs Group, Inc.	39,500	5,075,750
KKR Private Equity Investors, LP (a)	134,079	454,333
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	7,700	26,180
Morgan Stanley	101,000	2,387,640
State Street Corp.	32,770	1,118,440
T. Rowe Price Group, Inc.	25,700	989,964
		16,252,826
Commercial Banks - 3.8%
PNC Financial Services Group, Inc.	65,272	2,591,298
Wells Fargo & Co.	411,137	8,226,851
		10,818,149
Consumer Finance - 0.5%
Capital One Financial Corp.	45,800	766,692
Discover Financial Services	70,700	574,791
		1,341,483
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Bank of America Corp.	533,282	$ 4,762,208
CIT Group, Inc.	90,200	200,244
JPMorgan Chase & Co.	436,352	14,399,616
KKR Financial Holdings LLC	174,800	235,980
		19,598,048
Insurance - 4.3%
ACE Ltd.	64,080	2,968,186
Allied World Assurance Co. Holdings Ltd.	16,400	609,096
Argo Group International Holdings, Ltd. (a)	14,488	405,519
Everest Re Group Ltd.	39,700	2,963,208
Loews Corp.	16,700	415,663
MetLife, Inc.	48,100	1,430,975
PartnerRe Ltd.	16,300	1,111,497
The Travelers Companies, Inc.	32,914	1,354,082
Transatlantic Holdings, Inc.	5,000	189,650
Unum Group	36,000	588,240
XL Capital Ltd. Class A	33,300	316,683
		12,352,799
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	21,500	784,320
Duke Realty LP	30,900	301,893
ProLogis Trust	41,900	381,709
Simon Property Group, Inc.	9,317	480,757
		1,948,679
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	174,400	1,308,000
TOTAL FINANCIALS		63,619,984
HEALTH CARE - 11.3%
Biotechnology - 2.0%
Amgen, Inc. (a)	85,500	4,144,185
Biogen Idec, Inc. (a)	25,400	1,227,836
Cephalon, Inc. (a)	8,000	524,880
		5,896,901
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	28,400	1,377,400
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	146,400	$ 1,231,224
Covidien Ltd.	93,385	3,079,837
		5,688,461
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.	69,500	716,545
Medco Health Solutions, Inc. (a)	10,000	435,500
		1,152,045
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	9,900	347,292
Pharmaceuticals - 6.8%
Allergan, Inc.	16,500	769,890
Johnson & Johnson	31,500	1,649,340
King Pharmaceuticals, Inc. (a)	41,400	326,232
Merck & Co., Inc.	197,000	4,775,280
Pfizer, Inc.	457,000	6,105,520
Sepracor, Inc. (a)	39,880	566,695
Wyeth	127,000	5,384,800
		19,577,757
TOTAL HEALTH CARE		32,662,456
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	127,360	3,974,906
Northrop Grumman Corp.	27,000	1,305,450
United Technologies Corp.	16,900	825,396
		6,105,752
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	27,100	1,418,414
Airlines - 0.1%
Delta Air Lines, Inc. (a)	51,500	317,755
Building Products - 0.9%
Masco Corp.	201,900	1,788,834
Owens Corning (a)	47,000	841,300
		2,630,134
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	60,930	1,279,530
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Acuity Brands, Inc.	15,300	$ 439,722
Regal-Beloit Corp.	15,900	646,017
		1,085,739
Industrial Conglomerates - 2.8%
General Electric Co.	386,850	4,893,653
Siemens AG sponsored ADR	33,100	2,215,383
Textron, Inc.	78,600	843,378
		7,952,414
Machinery - 1.2%
Cummins, Inc.	40,700	1,383,800
Deere & Co.	15,400	635,404
Illinois Tool Works, Inc.	24,400	800,320
Ingersoll-Rand Co. Ltd. Class A	27,200	592,144
		3,411,668
Road & Rail - 0.5%
Con-way, Inc.	32,400	802,872
Ryder System, Inc.	24,300	672,867
		1,475,739
TOTAL INDUSTRIALS		25,677,145
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	107,400	2,074,968
Juniper Networks, Inc. (a)	33,200	718,780
		2,793,748
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	99,300	3,572,814
International Business Machines Corp.	10,900	1,124,989
NCR Corp. (a)	78,100	792,715
		5,490,518
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	9,400	318,096
Arrow Electronics, Inc. (a)	51,800	1,177,932
Avnet, Inc. (a)	92,200	2,018,258
Flextronics International Ltd. (a)	144,100	559,108
Tyco Electronics Ltd.	60,085	1,047,882
		5,121,276
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Lender Processing Services, Inc.	23,400	$ 670,644
The Western Union Co.	35,400	592,950
		1,263,594
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	105,600	1,289,376
ASML Holding NV (NY Shares)	31,000	655,650
Atmel Corp. (a)	156,200	599,808
KLA-Tencor Corp.	10,900	302,366
Lam Research Corp. (a)	46,200	1,288,056
Maxim Integrated Products, Inc.	29,300	397,015
MEMC Electronic Materials, Inc. (a)	22,100	358,020
Novellus Systems, Inc. (a)	38,800	700,728
ON Semiconductor Corp. (a)	23,100	125,202
		5,716,221
Software - 0.2%
Microsoft Corp.	36,200	733,412
TOTAL INFORMATION TECHNOLOGY		21,118,769
MATERIALS - 3.1%
Chemicals - 0.9%
Albemarle Corp.	45,290	1,214,678
Celanese Corp. Class A	33,200	691,888
Dow Chemical Co.	47,400	758,400
		2,664,966
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	33,200	809,748
Temple-Inland, Inc.	75,500	901,470
		1,711,218
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	6,400	282,925
ArcelorMittal SA (NY Shares) Class A	32,000	754,560
Commercial Metals Co.	38,100	566,928
Freeport-McMoRan Copper & Gold, Inc. Class B	30,600	1,305,090
Lihir Gold Ltd. (a)	182,267	397,579
Newcrest Mining Ltd.	51,725	1,126,021
		4,433,103
TOTAL MATERIALS		8,809,287
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	374,310	$ 9,589,822
Cincinnati Bell, Inc. (a)	259,300	723,447
Qwest Communications International, Inc.	221,000	859,690
Verizon Communications, Inc.	226,573	6,874,225
		18,047,184
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	157,000	684,520
TOTAL TELECOMMUNICATION SERVICES		18,731,704
UTILITIES - 3.9%
Electric Utilities - 1.9%
Entergy Corp.	23,400	1,515,618
Exelon Corp.	47,900	2,209,627
FirstEnergy Corp.	44,600	1,824,140
		5,549,385
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	86,900	614,383
NRG Energy, Inc. (a)	58,500	1,051,830
		1,666,213
Multi-Utilities - 1.4%
CMS Energy Corp.	106,300	1,277,726
Sempra Energy	34,000	1,564,680
Wisconsin Energy Corp.	28,500	1,138,860
		3,981,266
TOTAL UTILITIES		11,196,864
TOTAL COMMON STOCKS (Cost $379,484,748)		282,911,197
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	700	357,000
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	5,100	$ 77,627
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $778,558)		434,627
Convertible Bonds - 0.0%
Principal Amount
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13 (Cost $110,000)	$ 110,000	119,273
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	5,016,441	5,016,441
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	384,000	384,000
TOTAL MONEY MARKET FUNDS (Cost $5,400,441)		5,400,441
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $385,773,747)		288,865,538
NET OTHER ASSETS - (0.3)%		(730,402)
NET ASSETS - 100%		$ 288,135,136
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,180 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,096
Fidelity Securities Lending Cash Central Fund	66,237
Total	$ 90,333
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 288,865,538	$ 281,774,820	$ 7,090,718	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $395,884,304. Net unrealized depreciation aggregated $107,018,766, of which $14,903,046 related to appreciated investment securities and $121,921,812 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund

April 30, 2009

1.800335.105

DGF-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.7%
BorgWarner, Inc.	165,600	$ 4,794
Federal-Mogul Corp. Class A (a)	895,088	9,935
Johnson Controls, Inc.	576,400	10,957
The Goodyear Tire & Rubber Co. (a)	1,102,000	12,111
		37,797
Automobiles - 0.1%
Thor Industries, Inc.	103,400	2,377
Winnebago Industries, Inc.	311,154	2,741
		5,118
Distributors - 0.1%
LKQ Corp. (a)	250,100	4,247
Diversified Consumer Services - 1.1%
DeVry, Inc.	101,900	4,337
H&R Block, Inc.	858,910	13,004
Hillenbrand, Inc.	987,100	17,945
Navitas Ltd.	447,830	746
Princeton Review, Inc. (a)	604,132	2,622
Regis Corp.	297,070	5,686
Service Corp. International	1,072,000	4,856
Stewart Enterprises, Inc. Class A	3,587,532	12,520
Weight Watchers International, Inc.	40,100	998
		62,714
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	792,000	14,034
Burger King Holdings, Inc.	339,900	5,554
Cracker Barrel Old Country Store, Inc.	40,000	1,304
DineEquity, Inc. (e)	640,500	20,522
Las Vegas Sands Corp. unit	205,441	27,209
Marriott International, Inc. Class A	67,600	1,593
McCormick & Schmick's Seafood Restaurants (a)	355,862	2,520
P.F. Chang's China Bistro, Inc. (a)	39,700	1,198
Sonic Corp. (a)	758,000	8,277
Starwood Hotels & Resorts Worldwide, Inc.	919,400	19,179
Vail Resorts, Inc. (a)(e)	192,463	5,620
WMS Industries, Inc. (a)	194,700	6,252
Wyndham Worldwide Corp.	1,212,315	14,160
		127,422
Household Durables - 1.5%
Black & Decker Corp.	225,400	9,084
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Centex Corp.	200,700	$ 2,196
Dorel Industries, Inc. Class B (sub. vtg.)	151,000	2,879
Hooker Furniture Corp.	124,900	1,464
Meritage Homes Corp. (a)	241,400	5,024
Mohawk Industries, Inc. (a)	396,900	18,777
Newell Rubbermaid, Inc.	760,200	7,944
Pulte Homes, Inc.	860,500	9,904
Snap-On, Inc.	41,200	1,398
Stanley Furniture Co., Inc.	221,660	2,274
The Stanley Works	165,600	6,298
Whirlpool Corp.	411,000	18,561
		85,803
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	273,475	7,291
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	537,100	9,217
CC Media Holdings, Inc. Class A (a)	1,200,000	2,100
Comcast Corp. Class A (special) (non-vtg.)	2,944,200	43,221
DISH Network Corp. Class A (a)	1,174,973	15,568
Informa PLC	1,046,500	4,572
Lamar Advertising Co. Class A (a)(e)	348,000	5,881
Liberty Media Corp. - Entertainment Class A (a)	982,468	23,923
Live Nation, Inc. (a)	754,600	2,950
The DIRECTV Group, Inc. (a)	459,200	11,356
The Walt Disney Co.	735,167	16,100
Time Warner Cable, Inc.	248,326	8,004
		142,892
Multiline Retail - 0.4%
Target Corp.	541,364	22,337
Tuesday Morning Corp. (a)	628,950	2,145
		24,482
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	545,600	23,870
Asbury Automotive Group, Inc.	249,400	2,412
AutoNation, Inc. (a)	195,779	3,467
Best Buy Co., Inc.	91,500	3,512
Collective Brands, Inc. (a)	655,929	9,524
Group 1 Automotive, Inc.	130,900	2,788
Gymboree Corp. (a)	135,100	4,647
Home Depot, Inc.	647,668	17,047
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,783,000	$ 38,335
Lumber Liquidators, Inc. (a)(e)	569,297	8,517
OfficeMax, Inc.	844,706	6,293
Sally Beauty Holdings, Inc. (a)	1,404,400	10,393
Sherwin-Williams Co.	93,930	5,320
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	631,500	3,259
Staples, Inc.	1,202,182	24,789
The Men's Wearhouse, Inc.	814,600	15,184
Tween Brands, Inc. (a)(f)	2,113,500	6,171
Urban Outfitters, Inc. (a)	156,400	3,048
		188,576
Textiles, Apparel & Luxury Goods - 0.2%
American Apparel, Inc. (a)	1,591,500	10,743
TOTAL CONSUMER DISCRETIONARY		697,085
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
Anheuser-Busch InBev NV	866,660	26,523
Carlsberg AS Series B	235,558	11,325
Coca-Cola Enterprises, Inc.	760,552	12,975
Pernod Ricard SA	800	47
Pernod Ricard SA rights 4/29/09 (a)	220,600	942
The Coca-Cola Co.	545,000	23,462
		75,274
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	214,600	10,430
CVS Caremark Corp.	1,318,200	41,892
Kroger Co.	582,400	12,591
Safeway, Inc.	56,800	1,122
Wal-Mart Stores, Inc.	15,900	801
Winn-Dixie Stores, Inc. (a)	1,812,300	20,769
		87,605
Food Products - 2.2%
Bunge Ltd.	32,100	1,541
Cermaq ASA	1,122,100	6,763
Corn Products International, Inc.	470,800	11,252
Global Bio-Chem Technology Group Co. Ltd.	48,260,000	6,552
Leroy Seafood Group ASA	1,000,900	11,349
Marine Harvest ASA (a)(e)	67,034,000	30,201
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	336,108	$ 10,953
Ralcorp Holdings, Inc. (a)	14,200	812
Smithfield Foods, Inc. (a)(e)	925,500	7,996
The J.M. Smucker Co.	111,424	4,390
Tyson Foods, Inc. Class A	2,729,800	28,772
Unilever NV (Certificaten Van Aandelen)	71,900	1,422
		122,003
Household Products - 0.8%
Central Garden & Pet Co. (a)	162,602	1,564
Clorox Co.	209,800	11,759
Energizer Holdings, Inc. (a)	201,587	11,551
Kimberly-Clark Corp.	330,800	16,256
Procter & Gamble Co.	36,706	1,815
		42,945
Personal Products - 0.1%
Avon Products, Inc.	219,700	5,000
Tobacco - 0.8%
Lorillard, Inc.	191,500	12,089
Philip Morris International, Inc.	882,400	31,943
		44,032
TOTAL CONSUMER STAPLES		376,859
ENERGY - 12.2%
Energy Equipment & Services - 5.1%
Diamond Offshore Drilling, Inc.	108,300	7,842
Global Industries Ltd. (a)	3,266,302	21,133
Halliburton Co.	762,400	15,416
Helix Energy Solutions Group, Inc. (a)	674,800	6,134
Nabors Industries Ltd. (a)	585,582	8,907
National Oilwell Varco, Inc. (a)	2,925,600	88,587
Noble Corp.	804,834	21,996
Parker Drilling Co. (a)	1,050,800	2,900
Patterson-UTI Energy, Inc.	124,400	1,581
Pride International, Inc. (a)	429,927	9,759
Rowan Companies, Inc.	81,975	1,280
Smith International, Inc.	887,400	22,939
Superior Energy Services, Inc. (a)	364,400	7,000
Tidewater, Inc.	403,700	17,460
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	48,800	$ 3,293
Weatherford International Ltd. (a)	3,072,200	51,091
		287,318
Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.	282,400	3,945
Berry Petroleum Co. Class A	536,600	8,843
Boardwalk Pipeline Partners, LP	476,375	9,766
Cabot Oil & Gas Corp.	195,606	5,905
Canadian Natural Resources Ltd.	56,200	2,591
Chesapeake Energy Corp.	2,126,600	41,915
Cimarex Energy Co.	170,900	4,597
Comstock Resources, Inc. (a)	88,800	3,060
Concho Resources, Inc. (a)	190,165	5,214
Denbury Resources, Inc. (a)	846,890	13,787
El Paso Corp.	999,000	6,893
Energy Transfer Equity LP	303,200	7,774
EXCO Resources, Inc. (a)	1,711,200	20,158
Foundation Coal Holdings, Inc.	603,899	9,807
Frontier Oil Corp.	580,400	7,377
Goodrich Petroleum Corp. (a)(e)	183,722	4,213
Hess Corp.	663,200	36,337
Holly Corp.	36,100	757
James River Coal Co. (a)	56,200	800
Nexen, Inc.	812,700	15,474
OPTI Canada, Inc. (a)	6,077,800	9,830
Peabody Energy Corp.	184,000	4,856
Penn Virginia Corp.	348,500	4,903
Petro-Canada	336,900	10,633
Petrohawk Energy Corp. (a)	2,919,438	68,899
Plains Exploration & Production Co. (a)	1,291,068	24,362
Quicksilver Resources, Inc. (a)	294,100	2,391
Range Resources Corp.	523,000	20,904
Rosetta Resources, Inc. (a)	814,752	5,744
Southwestern Energy Co. (a)	620,437	22,249
Sunoco, Inc.	352,398	9,342
Tesoro Corp.	67,600	1,031
Uranium One, Inc. (a)	639,900	1,770
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	121,805	$ 2,417
Venoco, Inc. (a)	457,600	2,000
		400,544
TOTAL ENERGY		687,862
FINANCIALS - 13.3%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	220,700	5,815
Bank of New York Mellon Corp.	1,072,707	27,333
Bank Sarasin & Co. Ltd. Series B (Reg.)	214,500	5,112
Cohen & Steers, Inc.	356,200	5,243
Deutsche Bank AG (NY Shares)	100,000	5,243
Fortress Investment Group LLC (e)	1,557,700	5,390
Franklin Resources, Inc.	121,300	7,336
Goldman Sachs Group, Inc.	428,498	55,062
Morgan Stanley	200,244	4,734
Nomura Holdings, Inc. sponsored ADR	520,800	3,130
The Blackstone Group LP	466,100	4,563
		128,961
Commercial Banks - 4.0%
CapitalSource, Inc.	4,771,745	14,745
Mitsubishi UFJ Financial Group, Inc.	1,251,200	6,827
PNC Financial Services Group, Inc.	1,919,194	76,192
SunTrust Banks, Inc.	266,300	3,845
U.S. Bancorp, Delaware	1,309,400	23,857
Wells Fargo & Co.	4,884,041	97,730
		223,196
Consumer Finance - 0.3%
Capital One Financial Corp.	377,900	6,326
Discover Financial Services	798,613	6,493
Promise Co. Ltd. (e)	264,350	3,494
SLM Corp. (a)	248,700	1,201
		17,514
Diversified Financial Services - 3.3%
Bank of America Corp.	3,199,380	28,570
CIT Group, Inc. (e)	1,262,100	2,802
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	3,312,300	$ 109,306
PICO Holdings, Inc. (a)	1,495,700	44,871
		185,549
Insurance - 2.0%
ACE Ltd.	238,700	11,057
Assurant, Inc.	235,071	5,745
Berkshire Hathaway, Inc. Class B (a)	3,320	10,176
Endurance Specialty Holdings Ltd.	140,400	3,673
Everest Re Group Ltd.	153,800	11,480
Loews Corp.	183,900	4,577
Maiden Holdings Ltd. (g)	866,542	3,908
MBIA, Inc. (a)(e)	1,443,200	6,826
MetLife, Inc.	344,976	10,263
Montpelier Re Holdings Ltd.	453,900	5,656
Platinum Underwriters Holdings Ltd.	184,700	5,314
Prudential Financial, Inc.	100,000	2,888
Reinsurance Group of America, Inc.	164,261	5,222
The Travelers Companies, Inc.	407,340	16,758
Transatlantic Holdings, Inc.	96,500	3,660
XL Capital Ltd. Class A	337,800	3,212
		110,415
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	263,410	1,088
DiamondRock Hospitality Co.	79,700	517
Duke Realty LP	313,600	3,064
Highwoods Properties, Inc. (SBI)	46,298	1,111
ProLogis Trust	1,562,800	14,237
SL Green Realty Corp.	163,000	2,879
UDR, Inc.	157,796	1,589
Unibail-Rodamco	8,800	1,312
Ventas, Inc.	70,000	2,005
Vornado Realty Trust	135,828	6,641
Weingarten Realty Investors (SBI)	118,900	1,848
		36,291
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	4,464,600	33,485
Forestar Group, Inc. (a)	189,900	2,442
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	252,500	$ 8,148
Unite Group PLC	460,682	661
		44,736
TOTAL FINANCIALS		746,662
HEALTH CARE - 11.3%
Biotechnology - 2.7%
Amgen, Inc. (a)	707,000	34,268
Biogen Idec, Inc. (a)	263,100	12,718
Cephalon, Inc. (a)	295,300	19,375
DUSA Pharmaceuticals, Inc. (a)(f)	1,402,453	1,851
Genzyme Corp. (a)	143,100	7,632
Gilead Sciences, Inc. (a)	435,413	19,942
PDL BioPharma, Inc.	79,900	571
Theravance, Inc. (a)	1,791,884	25,678
United Therapeutics Corp. (a)	75,900	4,767
Vertex Pharmaceuticals, Inc. (a)(e)	729,429	22,481
		149,283
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	139,150	9,967
Cooper Companies, Inc.	119,900	3,447
Covidien Ltd.	537,300	17,720
DENTSPLY International, Inc.	284,900	8,154
Integra LifeSciences Holdings Corp. (a)	438,300	11,317
Inverness Medical Innovations, Inc. (a)	243,600	7,866
Kinetic Concepts, Inc. (a)	244,500	6,054
Nobel Biocare Holding AG (Switzerland)	67,830	1,382
Orthofix International NV (a)	213,413	3,639
Sonova Holding AG	236,627	15,307
		84,853
Health Care Providers & Services - 2.3%
Amedisys, Inc. (a)(e)	36,078	1,210
Brookdale Senior Living, Inc.	1,279,900	13,196
Coventry Health Care, Inc. (a)	283,100	4,504
Express Scripts, Inc. (a)	257,500	16,472
Fresenius Medical Care AG & Co. KGaA	140,271	5,454
Genoptix, Inc. (a)	186,500	5,423
Health Net, Inc. (a)	120,400	1,739
HealthSouth Corp. (a)(e)	79,600	746
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc. (a)	80,254	$ 1,471
McKesson Corp.	171,300	6,338
Medco Health Solutions, Inc. (a)	448,200	19,519
Triple-S Management Corp. (a)(e)	621,710	7,970
UnitedHealth Group, Inc.	743,700	17,492
Universal Health Services, Inc. Class B	257,700	12,988
WellPoint, Inc. (a)	388,800	16,625
		131,147
Health Care Technology - 0.1%
IMS Health, Inc.	385,900	4,847
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	626,819	4,124
Life Technologies Corp. (a)	170,900	6,375
Thermo Fisher Scientific, Inc. (a)	67,600	2,371
		12,870
Pharmaceuticals - 4.5%
Allergan, Inc.	320,300	14,945
Ardea Biosciences, Inc. (a)	23,819	294
Cadence Pharmaceuticals, Inc. (a)	302,021	3,056
King Pharmaceuticals, Inc. (a)	140,100	1,104
Merck & Co., Inc.	1,117,105	27,079
Novo Nordisk AS Series B	104,000	4,948
Optimer Pharmaceuticals, Inc. (a)	56,200	785
Perrigo Co.	280,800	7,278
Pfizer, Inc.	3,804,425	50,827
Schering-Plough Corp.	1,695,430	39,029
Teva Pharmaceutical Industries Ltd. sponsored ADR	296,200	13,000
Vivus, Inc. (a)	1,141,849	4,579
Wyeth	1,941,660	82,326
XenoPort, Inc. (a)	224,700	3,072
		252,322
TOTAL HEALTH CARE		635,322
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	72,100	5,743
Finmeccanica SpA	346,308	4,877
Honeywell International, Inc.	761,900	23,779
Northrop Grumman Corp.	385,100	18,620
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbital Sciences Corp. (a)	585,200	$ 9,047
United Technologies Corp.	757,300	36,987
		99,053
Air Freight & Logistics - 0.3%
FedEx Corp.	321,800	18,008
Airlines - 0.5%
AirTran Holdings, Inc. (a)	359,900	2,501
Delta Air Lines, Inc. (a)	4,586,675	28,300
		30,801
Building Products - 0.4%
Masco Corp.	1,305,200	11,564
Owens Corning (a)	541,425	9,692
		21,256
Commercial Services & Supplies - 1.2%
ACCO Brands Corp. (a)	1,147,832	2,399
Cintas Corp.	294,600	7,559
Clean Harbors, Inc. (a)	139,090	6,968
Consolidated Graphics, Inc. (a)	104,500	2,029
Corrections Corp. of America (a)	246,400	3,482
EnergySolutions, Inc.	424,188	4,115
GeoEye, Inc. (a)	801,362	19,946
R.R. Donnelley & Sons Co.	1,039,800	12,114
Republic Services, Inc.	343,695	7,218
		65,830
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	761,900	8,152
Great Lakes Dredge & Dock Corp. (f)	3,854,535	15,264
MYR Group, Inc. (a)	357,600	5,332
Perini Corp. (a)	79,500	1,375
Quanta Services, Inc. (a)	24,100	548
Shaw Group, Inc. (a)	59,400	1,992
URS Corp. (a)	255,200	11,244
		43,907
Electrical Equipment - 1.7%
AMETEK, Inc.	147,800	4,761
Cooper Industries Ltd. Class A	1,376,273	45,128
First Solar, Inc. (a)	46,600	8,728
JA Solar Holdings Co. Ltd. ADR (a)	665,700	2,337
Regal-Beloit Corp.	20,100	817
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Renewable Energy Corp. AS (a)(e)	761,600	$ 6,879
Saft Groupe SA	331,100	10,131
Sunpower Corp.:
Class A (a)	357,700	9,794
Class B (a)	262,100	6,647
		95,222
Industrial Conglomerates - 1.2%
McDermott International, Inc. (a)	1,320,160	21,307
Rheinmetall AG	34,800	1,457
Siemens AG sponsored ADR	331,000	22,154
Textron, Inc.	1,924,632	20,651
		65,569
Machinery - 1.0%
Cummins, Inc.	409,500	13,923
Danaher Corp.	207,500	12,126
Ingersoll-Rand Co. Ltd. Class A	254,300	5,536
JTEKT Corp.	104,500	1,008
Navistar International Corp. (a)	501,400	18,953
Vallourec SA	62,100	6,786
		58,332
Marine - 0.1%
Alexander & Baldwin, Inc.	192,600	5,131
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	578,300	7,981
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	52,600	3,549
Con-way, Inc.	413,600	10,249
Old Dominion Freight Lines, Inc. (a)	160,500	4,518
Ryder System, Inc.	421,300	11,666
Union Pacific Corp.	503,200	24,727
Universal Truckload Services, Inc. (f)	1,172,499	14,445
		69,154
TOTAL INDUSTRIALS		580,244
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 4.2%
ADC Telecommunications, Inc. (a)	198,700	1,462
Adtran, Inc.	741,300	15,678
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	4,926,600	$ 95,182
Comverse Technology, Inc. (a)	1,739,200	12,435
Corning, Inc.	1,741,300	25,458
Juniper Networks, Inc. (a)	1,693,400	36,662
Motorola, Inc.	5,174,604	28,616
Palm, Inc. (a)(e)	340,900	3,576
QUALCOMM, Inc.	358,000	15,151
		234,220
Computers & Peripherals - 1.8%
Apple, Inc. (a)	175,300	22,058
Hewlett-Packard Co.	1,505,200	54,157
NCR Corp. (a)	134,500	1,365
SanDisk Corp. (a)	280,201	4,405
Seagate Technology	2,239,000	18,270
		100,255
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	491,700	16,639
Arrow Electronics, Inc. (a)	640,400	14,563
Avnet, Inc. (a)	1,576,189	34,503
Bell Microproducts, Inc. (a)(f)	2,045,259	1,616
BYD Co. Ltd. (H Shares)	281,000	738
Ingram Micro, Inc. Class A (a)	943,700	13,703
Itron, Inc. (a)	156,824	7,214
Tyco Electronics Ltd.	466,572	8,137
		97,113
Internet Software & Services - 1.0%
Art Technology Group, Inc. (a)	1,457,100	4,575
Google, Inc. Class A (sub. vtg.) (a)	81,300	32,192
Sina Corp. (a)	108,100	3,028
VeriSign, Inc. (a)	858,400	17,666
		57,461
IT Services - 2.2%
Accenture Ltd. Class A	167,804	4,938
Affiliated Computer Services, Inc. Class A (a)	103,200	4,993
Alliance Data Systems Corp. (a)(e)	359,952	15,071
Atos Origin SA	119,240	3,675
Fidelity National Information Services, Inc.	1,031,100	18,405
Lender Processing Services, Inc.	894,365	25,633
Metavante Holding Co. (a)	400,018	9,436
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Perot Systems Corp. Class A (a)	619,300	$ 8,707
Sapient Corp. (a)	1,331,241	6,829
The Western Union Co.	452,494	7,579
Unisys Corp. (a)	4,265,800	5,204
Visa, Inc.	93,300	6,061
WNS Holdings Ltd. sponsored ADR (a)	573,500	4,754
Wright Express Corp. (a)	43,651	999
		122,284
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	548,300	11,668
Applied Materials, Inc.	2,179,000	26,606
Atmel Corp. (a)	14,216,594	54,592
Axcelis Technologies, Inc. (a)	3,533,100	1,661
Cymer, Inc. (a)	486,900	13,833
Fairchild Semiconductor International, Inc. (a)	2,637,600	16,248
International Rectifier Corp. (a)	709,200	11,971
Lam Research Corp. (a)	2,048,393	57,109
LTX-Credence Corp. (a)(f)	7,536,843	3,693
Maxim Integrated Products, Inc.	1,319,700	17,882
MEMC Electronic Materials, Inc. (a)	441,600	7,154
Microchip Technology, Inc.	113,700	2,615
Micron Technology, Inc. (a)	2,171,600	10,597
National Semiconductor Corp.	762,677	9,434
ON Semiconductor Corp. (a)	3,138,654	17,012
Semitool, Inc. (a)	1,144,900	5,438
Varian Semiconductor Equipment Associates, Inc. (a)	615,650	15,754
		283,267
Software - 2.4%
BMC Software, Inc. (a)	200,600	6,955
CA, Inc.	564,600	9,739
Citrix Systems, Inc. (a)	151,962	4,335
Informatica Corp. (a)	386,100	6,139
McAfee, Inc. (a)	183,900	6,904
Microsoft Corp.	902,300	18,281
Misys PLC	3,050,400	6,224
Oracle Corp.	1,806,200	34,932
Phoenix Technologies Ltd. (a)	100,532	287
Quest Software, Inc. (a)	1,113,300	16,176
Sourcefire, Inc. (a)	1,262,973	13,678
Symantec Corp. (a)	469,299	8,095
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	683,619	$ 2,338
Ubisoft Entertainment SA (a)	87,500	1,709
		135,792
TOTAL INFORMATION TECHNOLOGY		1,030,392
MATERIALS - 6.6%
Chemicals - 3.2%
Airgas, Inc.	352,600	15,204
Albemarle Corp.	335,200	8,990
Arkema sponsored ADR	263,977	6,111
Ashland, Inc.	659,823	14,490
Celanese Corp. Class A	1,275,800	26,588
CF Industries Holdings, Inc.	44,100	3,177
Cytec Industries, Inc.	16,000	318
Dow Chemical Co.	79,500	1,272
Huabao International Holdings Ltd.	1,720,000	1,216
Lubrizol Corp.	221,900	9,591
Monsanto Co.	364,100	30,908
Rockwood Holdings, Inc. (a)	240,693	2,961
Solutia, Inc. (a)	1,605,400	6,036
Spartech Corp.	1,367,190	5,373
Terra Industries, Inc.	412,850	10,941
The Mosaic Co.	313,700	12,689
Valspar Corp.	426,300	10,231
W.R. Grace & Co. (a)	1,573,025	13,890
		179,986
Construction Materials - 0.0%
Eagle Materials, Inc.	67,800	1,885
Containers & Packaging - 1.2%
Greif, Inc. Class A	135,200	6,121
Owens-Illinois, Inc. (a)	775,076	18,904
Pactiv Corp. (a)	404,500	8,842
Rock-Tenn Co. Class A	322,300	12,170
Temple-Inland, Inc.	1,968,300	23,502
		69,539
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd. (Canada)	42,800	1,892
ArcelorMittal SA (NY Shares) Class A	456,900	10,774
Commercial Metals Co.	1,016,600	15,127
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Companhia Vale do Rio Doce sponsored ADR	144,400	$ 2,384
Compass Minerals International, Inc.	24,000	1,157
Eldorado Gold Corp. (a)	1,621,100	12,879
Franco-Nevada Corp.	72,200	1,536
Ivanhoe Mines Ltd. (a)	2,037,600	13,080
Lihir Gold Ltd. (a)	4,086,470	8,914
Newcrest Mining Ltd.	483,902	10,534
Newmont Mining Corp.	241,000	9,698
Red Back Mining, Inc. (a)(g)	66,300	459
Silver Wheaton Corp. (a)	461,700	3,540
Steel Dynamics, Inc.	60,200	749
Timminco Ltd. (a)(e)	1,450,275	2,127
United States Steel Corp.	239,500	6,359
Xstrata PLC	120,400	1,061
Yamana Gold, Inc.	1,735,100	13,610
		115,880
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	304,900	4,641
TOTAL MATERIALS		371,931
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,269,446	32,523
Cincinnati Bell, Inc. (a)	2,896,500	8,081
Qwest Communications International, Inc.	8,258,571	32,126
Verizon Communications, Inc.	796,932	24,179
		96,909
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	4,741,400	20,673
TOTAL TELECOMMUNICATION SERVICES		117,582
UTILITIES - 2.6%
Electric Utilities - 1.4%
Allegheny Energy, Inc.	801,600	20,777
Entergy Corp.	206,712	13,389
Exelon Corp.	444,905	20,523
FirstEnergy Corp.	474,600	19,411
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	15,900	$ 855
Public Power Corp. of Greece	267,300	5,151
		80,106
Gas Utilities - 0.2%
EQT Corp.	310,000	10,425
Questar Corp.	53,900	1,602
		12,027
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	1,040,700	7,358
Dynegy, Inc. Class A (a)	2,117,400	3,769
NRG Energy, Inc. (a)	1,397,953	25,135
Reliant Energy, Inc. (a)	1,626,550	8,068
		44,330
Multi-Utilities - 0.2%
CMS Energy Corp.	194,300	2,335
OGE Energy Corp.	23,800	612
PG&E Corp.	32,100	1,192
Public Service Enterprise Group, Inc.	87,900	2,623
Sempra Energy	140,000	6,443
		13,205
TOTAL UTILITIES		149,668
TOTAL COMMON STOCKS (Cost $6,384,302)		5,393,607
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.7%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. 6.75%	48,000	2,196
SandRidge Energy, Inc. 8.50% (a)(g)	80,500	9,235
		11,431
FINANCIALS - 1.2%
Commercial Banks - 0.4%
East West Bancorp, Inc. Series A, 8.00%	3,127	1,388
Huntington Bancshares, Inc. 8.50%	15,400	7,854
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc. Series B, 8.50%	5,300	$ 1,602
Wells Fargo & Co. 7.50%	22,000	13,596
		24,440
Diversified Financial Services - 0.8%
Bank of America Corp. Series L, 7.25%	37,900	21,887
CIT Group, Inc. Series C, 8.75%	592,100	9,012
Citigroup, Inc. Series T, 6.50%	332,000	10,479
		41,378
TOTAL FINANCIALS		65,818
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	9,200	7,763
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,600	13,142
TOTAL CONVERTIBLE PREFERRED STOCKS		98,154
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	1,130,500	6,482
TOTAL PREFERRED STOCKS (Cost $123,498)		104,636
Investment Companies - 0.3%

Ares Capital Corp. (Cost $32,167)	2,550,900	14,974
Corporate Bonds - 1.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
Johnson Controls, Inc. 6.5% 9/30/12	$ 5,810	$ 10,453
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16 (g)	7,720	5,581
TOTAL CONSUMER DISCRETIONARY		16,034
FINANCIALS - 0.2%
Insurance - 0.1%
Old Republic International Corp. 8% 5/15/12	3,990	3,985
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (g)	4,000	3,910
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	15,533	3,844
TOTAL FINANCIALS		11,739
HEALTH CARE - 0.3%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	8,030	6,394
Pharmaceuticals - 0.2%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (g)	12,270	9,337
TOTAL HEALTH CARE		15,731
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	3,760	4,427
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	2,350	2,548
TOTAL INDUSTRIALS		6,975
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	14,820	6,039
Amkor Technology, Inc. 6% 4/15/14 (g)	4,010	6,316
		12,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	$ 3,860	$ 6,089
ArcelorMittal SA 5% 5/15/14	3,280	3,387
United States Steel Corp. 4% 5/15/14	5,470	5,839
		15,315
TOTAL CONVERTIBLE BONDS		78,149
Nonconvertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	5,385	2,908
8.25% 12/15/14	5,330	2,945
		5,853
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	4,731
TOTAL NONCONVERTIBLE BONDS		10,584
TOTAL CORPORATE BONDS (Cost $91,742)		88,733
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	34,984,060	34,984
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	50,710,095	50,710
TOTAL MONEY MARKET FUNDS (Cost $85,694)		85,694
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,717,403)		5,687,644
NET OTHER ASSETS - (1.0)%		(58,369)
NET ASSETS - 100%		$ 5,629,275
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,590,000 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,538
Fidelity Securities Lending Cash Central Fund	1,109
Total	$ 2,647
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ -	$ 3,861	$ -	$ -	$ 1,616
DUSA Pharmaceuticals, Inc.	-	1,872	50	-	1,851
Great Lakes Dredge & Dock Corp.	-	31,981	2,613	146	15,264
LandAmerica Financial Group, Inc.	-	15,713	2,492	-	-
LTX-Credence Corp.	-	14,429	-	-	3,693
Tween Brands, Inc.	-	24,152	-	-	6,171
Universal Truckload Services, Inc.	-	28,875	1,578	1,172	14,445
Total	$ -	$ 120,883	$ 6,733	$ 1,318	$ 43,040
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,687,644	$ 5,282,458	$ 405,186	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,810,970,000. Net unrealized depreciation aggregated $1,123,326,000, of which $529,217,000 related to appreciated investment securities and $1,652,543,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth & Income Portfolio -
Growth & Income
Class K

April 30, 2009

1.800339.105

GAI-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.8%
Johnson Controls, Inc.	1,225,000	$ 23,287
The Goodyear Tire & Rubber Co. (a)	1,915,677	21,053
		44,340
Automobiles - 0.6%
Ford Motor Co. (a)	3,200,000	19,136
Toyota Motor Corp. sponsored ADR	215,000	17,019
		36,155
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)	165,000	6,442
Burger King Holdings, Inc.	975,000	15,932
Carnival Corp. unit	200,000	5,376
Darden Restaurants, Inc.	565,000	20,888
Marriott International, Inc. Class A	225,000	5,301
Sonic Corp. (a)	365,000	3,986
Starbucks Corp. (a)	600,000	8,676
		66,601
Household Durables - 3.4%
Centex Corp.	2,560,124	28,008
KB Home	2,800,000	50,596
Mohawk Industries, Inc. (a)	255,000	12,064
Newell Rubbermaid, Inc.	675,000	7,054
Ryland Group, Inc.	2,000,000	41,420
Toll Brothers, Inc. (a)	2,250,092	45,587
Whirlpool Corp.	310,000	14,000
		198,729
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	85,000	6,844
Media - 2.0%
Comcast Corp. Class A	1,930,000	29,838
Lamar Advertising Co. Class A (a)(d)	475,000	8,028
The DIRECTV Group, Inc. (a)	750,000	18,548
The Walt Disney Co.	930,000	20,367
Time Warner, Inc.	1,083,333	23,649
Viacom, Inc. Class B (non-vtg.) (a)	660,000	12,698
		113,128
Multiline Retail - 0.7%
Kohl's Corp. (a)	430,000	19,501
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	760,000	$ 10,397
Target Corp.	250,000	10,315
		40,213
Specialty Retail - 3.6%
Best Buy Co., Inc.	770,000	29,553
Lowe's Companies, Inc.	2,850,000	61,275
PetSmart, Inc.	100,000	2,288
Sherwin-Williams Co.	435,000	24,638
Staples, Inc.	2,560,000	52,787
Tiffany & Co., Inc.	430,000	12,444
TJX Companies, Inc.	800,000	22,376
Williams-Sonoma, Inc.	300,000	4,200
		209,561
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	260,000	13,998
TOTAL CONSUMER DISCRETIONARY		729,569
CONSUMER STAPLES - 7.0%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	335,000	5,715
Molson Coors Brewing Co. Class B	110,000	4,208
PepsiCo, Inc.	125,000	6,220
The Coca-Cola Co.	1,105,000	47,570
		63,713
Food & Staples Retailing - 3.6%
CVS Caremark Corp.	1,977,900	62,858
Wal-Mart Stores, Inc.	2,960,000	149,184
		212,042
Food Products - 0.7%
Corn Products International, Inc.	90,000	2,151
Nestle SA (Reg.)	1,107,000	36,075
		38,226
Household Products - 1.0%
Colgate-Palmolive Co.	635,000	37,465
Procter & Gamble Co.	375,000	18,540
		56,005
Personal Products - 0.0%
Mead Johnson Nutrition Co. Class A	94,000	2,656
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.6%
Philip Morris International, Inc.	990,000	$ 35,838
TOTAL CONSUMER STAPLES		408,480
ENERGY - 10.4%
Energy Equipment & Services - 2.5%
BJ Services Co.	450,000	6,251
Cameron International Corp. (a)	1,430,000	36,579
Halliburton Co.	770,000	15,569
Helmerich & Payne, Inc.	195,000	6,010
Nabors Industries Ltd. (a)	540,000	8,213
Schlumberger Ltd. (NY Shares)	1,040,000	50,950
Smith International, Inc.	360,000	9,306
Weatherford International Ltd. (a)	885,000	14,718
		147,596
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	395,000	28,780
Chesapeake Energy Corp.	630,000	12,417
EOG Resources, Inc.	455,000	28,883
Exxon Mobil Corp.	2,850,000	189,999
Hess Corp.	540,000	29,587
Occidental Petroleum Corp.	700,000	39,403
Peabody Energy Corp.	585,000	15,438
Petrohawk Energy Corp. (a)	500,000	11,800
Plains Exploration & Production Co. (a)	526,300	9,931
Range Resources Corp.	705,000	28,179
Southwestern Energy Co. (a)	855,000	30,660
Ultra Petroleum Corp. (a)	645,000	27,606
Williams Companies, Inc.	225,000	3,173
		455,856
TOTAL ENERGY		603,452
FINANCIALS - 15.2%
Capital Markets - 4.5%
Ameriprise Financial, Inc.	490,000	12,912
AP Alternative Assets, L.P. Restricted Depositary Units (a)(e)	4,454,200	7,572
Bank of New York Mellon Corp.	530,000	13,504
Charles Schwab Corp.	1,700,000	31,416
Deutsche Bank AG (NY Shares)	315,000	16,515
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	659,200	$ 84,707
Janus Capital Group, Inc.	359,475	3,606
Morgan Stanley	291,400	6,889
State Street Corp.	2,475,000	84,472
		261,593
Commercial Banks - 2.1%
KeyCorp	535,000	3,290
PNC Financial Services Group, Inc.	411,800	16,348
U.S. Bancorp, Delaware	695,000	12,663
Wells Fargo & Co.	4,586,800	91,782
		124,083
Consumer Finance - 0.2%
American Express Co.	120,000	3,026
Discover Financial Services	28,321	230
SLM Corp. (a)	1,795,000	8,670
		11,926
Diversified Financial Services - 2.8%
Bank of America Corp.	3,678,000	32,845
Citigroup, Inc. (d)	3,784,400	11,542
JPMorgan Chase & Co.	3,485,000	115,005
		159,392
Insurance - 4.8%
ACE Ltd.	1,525,000	70,638
AFLAC, Inc.	70,000	2,022
Assured Guaranty Ltd.	750,000	7,245
Berkshire Hathaway, Inc. Class A (a)	495	46,530
Everest Re Group Ltd.	390,000	29,110
Hartford Financial Services Group, Inc.	1,080,000	12,388
MBIA, Inc. (a)(d)	625,000	2,956
MetLife, Inc.	1,175,000	34,956
PartnerRe Ltd.	345,000	23,526
RenaissanceRe Holdings Ltd.	613,000	29,829
The Travelers Companies, Inc.	475,000	19,542
		278,742
Real Estate Investment Trusts - 0.4%
Simon Property Group, Inc.	410,000	21,156
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	2,700,000	20,250
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	800,000	$ 1,384
TOTAL FINANCIALS		878,526
HEALTH CARE - 13.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	995,000	48,228
Amylin Pharmaceuticals, Inc. (a)	900,000	9,846
Biogen Idec, Inc. (a)	147,800	7,145
Celgene Corp. (a)	410,000	17,515
Cephalon, Inc. (a)	403,000	26,441
Dendreon Corp. (a)	265,000	5,618
Gilead Sciences, Inc. (a)	510,000	23,358
MannKind Corp. (a)(d)	1,170,144	4,786
Myriad Genetics, Inc. (a)	410,000	15,904
OSI Pharmaceuticals, Inc. (a)	365,000	12,253
PDL BioPharma, Inc.	1,100,000	7,865
Vertex Pharmaceuticals, Inc. (a)	565,000	17,413
		196,372
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,185,000	57,473
C.R. Bard, Inc.	335,000	23,996
China Medical Technologies, Inc. sponsored ADR (d)	300,000	5,862
Covidien Ltd.	1,150,000	37,927
St. Jude Medical, Inc. (a)	155,000	5,196
Wright Medical Group, Inc. (a)	420,000	5,775
		136,229
Health Care Providers & Services - 2.1%
Henry Schein, Inc. (a)	1,015,000	41,656
Medco Health Solutions, Inc. (a)	1,080,000	47,034
UnitedHealth Group, Inc.	1,510,000	35,515
		124,205
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)(d)	425,000	15,874
Pharmaceuticals - 5.1%
Abbott Laboratories	1,420,000	59,427
Allergan, Inc.	295,000	13,765
Bristol-Myers Squibb Co.	390,000	7,488
Johnson & Johnson	1,000,000	52,360
Merck & Co., Inc.	955,000	23,149
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	6,073,600	$ 81,143
Schering-Plough Corp.	1,130,000	26,013
Wyeth	780,000	33,072
		296,417
TOTAL HEALTH CARE		769,097
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	180,000	5,618
Lockheed Martin Corp.	325,000	25,522
United Technologies Corp.	1,110,000	54,212
		85,352
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	260,000	13,822
FedEx Corp.	135,000	7,555
		21,377
Airlines - 0.1%
UAL Corp. (a)	1,700,000	8,364
Building Products - 0.1%
Masco Corp.	600,000	5,316
Electrical Equipment - 1.2%
Alstom SA	10,000	623
Evergreen Solar, Inc. (a)(d)	750,000	1,823
First Solar, Inc. (a)(d)	60,000	11,237
Renewable Energy Corp. AS (a)(d)	325,000	2,935
Rockwell Automation, Inc.	475,000	15,005
Sunpower Corp. Class B (a)	425,000	10,778
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	635,000	9,481
Vestas Wind Systems AS (a)	285,000	18,499
Vestas Wind Systems AS (a)(g)	20,000	1,320
		71,701
Industrial Conglomerates - 1.4%
3M Co.	650,000	37,440
General Electric Co.	1,785,000	22,580
McDermott International, Inc. (a)	1,015,000	16,382
Textron, Inc.	653,100	7,008
		83,410
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Caterpillar, Inc.	250,000	$ 8,895
Danaher Corp.	470,000	27,467
Eaton Corp.	115,000	5,037
Ingersoll-Rand Co. Ltd. Class A	720,000	15,674
Navistar International Corp. (a)	525,000	19,845
		76,918
Professional Services - 0.8%
Robert Half International, Inc.	1,850,000	44,437
Road & Rail - 1.1%
Landstar System, Inc.	725,000	25,817
Union Pacific Corp.	755,000	37,101
		62,918
Trading Companies & Distributors - 0.1%
Fastenal Co.	140,000	5,370
TOTAL INDUSTRIALS		465,163
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 4.3%
Cisco Systems, Inc. (a)	4,625,000	89,355
Corning, Inc.	4,150,000	60,673
Juniper Networks, Inc. (a)	1,103,000	23,880
Motorola, Inc.	50,000	277
QUALCOMM, Inc.	1,535,000	64,961
Research In Motion Ltd. (a)	110,000	7,645
		246,791
Computers & Peripherals - 4.5%
Apple, Inc. (a)	800,000	100,664
Dell, Inc. (a)	1,880,000	21,846
Hewlett-Packard Co.	2,380,000	85,632
International Business Machines Corp.	465,000	47,993
SanDisk Corp. (a)	300,000	4,716
		260,851
Internet Software & Services - 2.4%
eBay, Inc. (a)	605,000	9,964
Google, Inc. Class A (sub. vtg.) (a)	285,000	112,851
Move, Inc. (a)	1,057,069	2,167
Yahoo!, Inc. (a)	850,000	12,147
		137,129
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	600,000	$ 14,874
Paychex, Inc.	620,000	16,746
The Western Union Co.	125,000	2,094
Visa, Inc.	474,400	30,817
		64,531
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	7,820,300	95,486
ARM Holdings PLC	8,200,000	14,397
ASML Holding NV (NY Shares)	3,300,000	69,795
Broadcom Corp. Class A (a)	350,000	8,117
Intel Corp.	3,350,000	52,863
KLA-Tencor Corp.	260,000	7,212
MEMC Electronic Materials, Inc. (a)	1,150,000	18,630
Micron Technology, Inc. (a)	1,840,000	8,979
NVIDIA Corp. (a)	560,000	6,429
Samsung Electronics Co. Ltd.	7,000	3,243
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,150,000	22,726
Texas Instruments, Inc.	1,175,000	21,221
		329,098
Software - 4.8%
Adobe Systems, Inc. (a)	575,000	15,726
Autonomy Corp. PLC (a)	290,000	6,082
BMC Software, Inc. (a)	210,000	7,281
Microsoft Corp.	7,105,000	143,947
Oracle Corp.	4,415,000	85,386
Quest Software, Inc. (a)	1,100,000	15,983
Ubisoft Entertainment SA (a)	275,000	5,371
		279,776
TOTAL INFORMATION TECHNOLOGY		1,318,176
MATERIALS - 3.7%
Chemicals - 2.5%
Airgas, Inc.	435,000	18,757
Albemarle Corp.	700,000	18,774
Ashland, Inc.	435,000	9,553
Dow Chemical Co.	350,000	5,600
E.I. du Pont de Nemours & Co.	900,000	25,110
Ecolab, Inc.	430,000	16,577
FMC Corp.	85,000	4,142
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	395,000	$ 33,532
Rockwood Holdings, Inc. (a)	370,000	4,551
The Mosaic Co.	145,000	5,865
		142,461
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	385,000	8,489
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A	252,500	5,954
Barrick Gold Corp.	810,000	23,453
Freeport-McMoRan Copper & Gold, Inc. Class B	430,000	18,340
Nucor Corp.	395,000	16,073
		63,820
TOTAL MATERIALS		214,770
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	450,000	11,529
Verizon Communications, Inc.	2,230,000	67,658
		79,187
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	835,000	26,520
Sprint Nextel Corp. (a)	4,160,000	18,138
		44,658
TOTAL TELECOMMUNICATION SERVICES		123,845
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	960,000	44,285
FirstEnergy Corp.	100,000	4,090
Northeast Utilities	250,000	5,255
		53,630
TOTAL COMMON STOCKS (Cost $5,848,045)		5,564,708
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.29% 5/14/09 to 5/21/09 (f) (Cost $15,098)	$ 15,100	$ 15,100
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	269,217,915	269,218
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	44,519,831	44,520
TOTAL MONEY MARKET FUNDS (Cost $313,738)		313,738
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $6,176,881)		5,893,546
NET OTHER ASSETS - (1.7)%		(99,659)
NET ASSETS - 100%		$ 5,793,887
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
944 CME E-mini S&P 500 Index Contracts	June 2009	$ 41,064	$ 5,447

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,572,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,400,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,320,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Vestas Wind Systems AS	4/29/09	$ 1,149
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 681
Fidelity Securities Lending Cash Central Fund	5,057
Total	$ 5,738
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMBAC Financial Group, Inc.	$ 52,920	$ 8,577	$ 48,933	$ 360	$ -
Assured Guaranty Ltd.	68,760	5,545	46,326	608	-
Evergreen Solar, Inc.	84,060	3,942	17,569	-	-
Ryland Group, Inc.	51,475	-	7,235	435	-
Total	$ 257,215	$ 18,064	$ 120,063	$ 1,403	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,893,546	$ 5,794,464	$ 99,082	$ -
Other Financial Instruments*	$ 5,447	$ 5,447	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,331,982,000. Net unrealized depreciation aggregated $438,436,000, of which $463,618,000 related to appreciated investment securities and $902,054,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

April 30, 2009

1.815812.104

IRE-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
Australia - 12.2%
CFS Retail Property Trust	3,613,123	$ 4,321,582
DEXUS Property Group unit (d)	6,031,610	3,201,476
Goodman Group unit	317,506	85,418
Stockland Corp. Ltd. unit	2,074,106	4,735,379
Westfield Group unit	2,306,771	17,996,927
TOTAL AUSTRALIA		30,340,782
Cayman Islands - 1.6%
New World China Land Ltd.	5,383,000	2,095,076
Shimao Property Holdings Ltd.	1,650,000	1,832,456
TOTAL CAYMAN ISLANDS		3,927,532
China - 2.3%
China Resources Land Ltd.	3,182,000	5,690,896
Finland - 0.7%
Citycon Oyj	808,403	1,818,279
France - 6.3%
Unibail-Rodamco	105,117	15,671,483
Hong Kong - 26.2%
China Overseas Land & Investment Ltd.	5,527,680	9,627,645
Hang Lung Properties Ltd.	3,621,000	10,170,296
Henderson Land Development Co. Ltd.	1,149,000	5,352,061
Hong Kong Land Holdings Ltd.	2,186,000	5,465,000
Link (REIT)	2,295,915	4,463,161
New World Development Co. Ltd.	3,273,000	4,280,878
Sino Land Co.	2,888,174	3,678,633
Sun Hung Kai Properties Ltd.	2,176,000	22,494,954
TOTAL HONG KONG		65,532,628
Italy - 0.5%
Immobiliare Grande Distribuzione SpA	920,400	1,228,993
Japan - 23.2%
Japan Real Estate Investment Corp.	589	4,168,430
Japan Retail Fund Investment Corp.	764	2,672,447
Kenedix Realty Investment Corp.	613	1,460,498
Mitsubishi Estate Co. Ltd.	1,193,000	15,597,836
Mitsui Fudosan Co. Ltd.	1,114,000	14,020,416
Nippon Accommodations Fund, Inc.	198	875,032
Nippon Building Fund, Inc.	727	5,908,171
Nomura Real Estate Office Fund, Inc.	623	3,228,876
NTT Urban Development Co.	2,450	1,986,665
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX JREIT, Inc.	445	$ 1,669,713
Sumitomo Realty & Development Co. Ltd.	523,000	6,275,136
TOTAL JAPAN		57,863,220
Netherlands - 2.8%
Corio NV	84,300	3,740,541
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	78,432	2,310,895
VastNed Retail NV	22,500	993,487
TOTAL NETHERLANDS		7,044,923
Norway - 0.4%
Norwegian Property ASA (c)	866,000	1,033,948
Singapore - 5.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,739,193	3,384,342
CapitaCommercial Trust (REIT)	2,152,000	1,242,796
CapitaLand Ltd.	3,612,900	6,735,295
CapitaMall Trust	3,963,000	3,345,998
TOTAL SINGAPORE		14,708,431
Sweden - 0.6%
Castellum AB	240,000	1,513,247
United Kingdom - 10.3%
Big Yellow Group PLC (c)	496,900	2,010,107
British Land Co. PLC (c)	1,472,666	9,288,962
Great Portland Estates PLC (c)	288,000	1,298,510
Hammerson PLC (c)	853,500	3,953,139
Land Securities Group PLC	924,600	7,621,969
Liberty International PLC (c)	91,000	533,183
Unite Group PLC	691,900	992,924
TOTAL UNITED KINGDOM		25,698,794
TOTAL COMMON STOCKS (Cost $369,404,502)		232,073,156
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (a)	14,027,529	$ 14,027,529
Fidelity Securities Lending Cash Central Fund, 0.28% (a)(b)	5,823,170	5,823,170
TOTAL MONEY MARKET FUNDS (Cost $19,850,699)		19,850,699
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $389,255,201)		251,923,855
NET OTHER ASSETS - (0.9)%		(2,332,752)
NET ASSETS - 100%		$ 249,591,103
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,475
Fidelity Securities Lending Cash Central Fund	337,130
Total	$ 456,605
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 251,923,855	$ 70,364,912	$ 181,558,943	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $397,105,108. Net unrealized depreciation aggregated $145,181,253, of which $7,576,022 related to appreciated investment securities and $152,757,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.847932.102

AIRE-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
Australia - 12.2%
CFS Retail Property Trust	3,613,123	$ 4,321,582
DEXUS Property Group unit (d)	6,031,610	3,201,476
Goodman Group unit	317,506	85,418
Stockland Corp. Ltd. unit	2,074,106	4,735,379
Westfield Group unit	2,306,771	17,996,927
TOTAL AUSTRALIA		30,340,782
Cayman Islands - 1.6%
New World China Land Ltd.	5,383,000	2,095,076
Shimao Property Holdings Ltd.	1,650,000	1,832,456
TOTAL CAYMAN ISLANDS		3,927,532
China - 2.3%
China Resources Land Ltd.	3,182,000	5,690,896
Finland - 0.7%
Citycon Oyj	808,403	1,818,279
France - 6.3%
Unibail-Rodamco	105,117	15,671,483
Hong Kong - 26.2%
China Overseas Land & Investment Ltd.	5,527,680	9,627,645
Hang Lung Properties Ltd.	3,621,000	10,170,296
Henderson Land Development Co. Ltd.	1,149,000	5,352,061
Hong Kong Land Holdings Ltd.	2,186,000	5,465,000
Link (REIT)	2,295,915	4,463,161
New World Development Co. Ltd.	3,273,000	4,280,878
Sino Land Co.	2,888,174	3,678,633
Sun Hung Kai Properties Ltd.	2,176,000	22,494,954
TOTAL HONG KONG		65,532,628
Italy - 0.5%
Immobiliare Grande Distribuzione SpA	920,400	1,228,993
Japan - 23.2%
Japan Real Estate Investment Corp.	589	4,168,430
Japan Retail Fund Investment Corp.	764	2,672,447
Kenedix Realty Investment Corp.	613	1,460,498
Mitsubishi Estate Co. Ltd.	1,193,000	15,597,836
Mitsui Fudosan Co. Ltd.	1,114,000	14,020,416
Nippon Accommodations Fund, Inc.	198	875,032
Nippon Building Fund, Inc.	727	5,908,171
Nomura Real Estate Office Fund, Inc.	623	3,228,876
NTT Urban Development Co.	2,450	1,986,665
Common Stocks - continued
	Shares	Value
Japan - continued
ORIX JREIT, Inc.	445	$ 1,669,713
Sumitomo Realty & Development Co. Ltd.	523,000	6,275,136
TOTAL JAPAN		57,863,220
Netherlands - 2.8%
Corio NV	84,300	3,740,541
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	78,432	2,310,895
VastNed Retail NV	22,500	993,487
TOTAL NETHERLANDS		7,044,923
Norway - 0.4%
Norwegian Property ASA (c)	866,000	1,033,948
Singapore - 5.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,739,193	3,384,342
CapitaCommercial Trust (REIT)	2,152,000	1,242,796
CapitaLand Ltd.	3,612,900	6,735,295
CapitaMall Trust	3,963,000	3,345,998
TOTAL SINGAPORE		14,708,431
Sweden - 0.6%
Castellum AB	240,000	1,513,247
United Kingdom - 10.3%
Big Yellow Group PLC (c)	496,900	2,010,107
British Land Co. PLC (c)	1,472,666	9,288,962
Great Portland Estates PLC (c)	288,000	1,298,510
Hammerson PLC (c)	853,500	3,953,139
Land Securities Group PLC	924,600	7,621,969
Liberty International PLC (c)	91,000	533,183
Unite Group PLC	691,900	992,924
TOTAL UNITED KINGDOM		25,698,794
TOTAL COMMON STOCKS (Cost $369,404,502)		232,073,156
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (a)	14,027,529	$ 14,027,529
Fidelity Securities Lending Cash Central Fund, 0.28% (a)(b)	5,823,170	5,823,170
TOTAL MONEY MARKET FUNDS (Cost $19,850,699)		19,850,699
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $389,255,201)		251,923,855
NET OTHER ASSETS - (0.9)%		(2,332,752)
NET ASSETS - 100%		$ 249,591,103
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,475
Fidelity Securities Lending Cash Central Fund	337,130
Total	$ 456,605
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 251,923,855	$ 70,364,912	$ 181,558,943	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $397,105,108. Net unrealized depreciation aggregated $145,181,253, of which $7,576,022 related to appreciated investment securities and $152,757,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

April 30, 2009

1.800341.105

LSF-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.8%
Johnson Controls, Inc.	548,300	$ 10,423
The Goodyear Tire & Rubber Co. (a)	564,063	6,199
TRW Automotive Holdings Corp. (a)	430,300	3,709
WABCO Holdings, Inc.	211,533	3,382
		23,713
Automobiles - 0.2%
Daimler AG	209,400	7,476
Diversified Consumer Services - 2.9%
Brinks Home Security Holdings, Inc. (a)	244,500	6,499
Carriage Services, Inc. Class A (a)	266,200	700
Service Corp. International (f)	17,505,900	79,302
Stewart Enterprises, Inc. Class A	1,515,242	5,288
		91,789
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	281,760	7,376
Domino's Pizza, Inc. (a)	549,700	5,189
Las Vegas Sands Corp. (a)(e)	2,752,100	21,521
Penn National Gaming, Inc. (a)	537,836	18,297
The Steak n Shake Co. (a)	659,400	7,623
		60,006
Household Durables - 1.4%
Black & Decker Corp.	204,800	8,253
Lennar Corp. Class A (e)	983,400	9,578
Newell Rubbermaid, Inc.	2,602,800	27,199
		45,030
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	870,287	6,571
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	541,324	9,289
Cinemark Holdings, Inc.	1,554,497	13,835
Comcast Corp. Class A	2,590,900	40,055
Gray Television, Inc.	1,995,535	1,357
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	882
		65,418
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	456,220	$ 11,177
Hanesbrands, Inc. (a)	562,400	9,257
		20,434
TOTAL CONSUMER DISCRETIONARY		320,437
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.4%
Kroger Co.	339,300	7,336
Safeway, Inc.	310,100	6,124
		13,460
Food Products - 1.1%
Corn Products International, Inc.	281,534	6,729
Darling International, Inc. (a)	2,498,930	14,294
Dean Foods Co. (a)	569,900	11,797
Smithfield Foods, Inc. (a)	274,706	2,373
		35,193
Personal Products - 0.1%
Revlon, Inc. (a)	639,576	3,032
TOTAL CONSUMER STAPLES		51,685
ENERGY - 16.5%
Energy Equipment & Services - 2.8%
Exterran Holdings, Inc. (a)(e)	1,468,740	30,329
Hercules Offshore, Inc. (a)	1,493,431	4,779
Noble Corp.	524,700	14,340
Oil States International, Inc. (a)	270,700	5,116
Parker Drilling Co. (a)	1,200,000	3,312
Precision Drilling Trust	1,283,528	6,099
Pride International, Inc. (a)	346,100	7,856
Rowan Companies, Inc.	321,100	5,012
Schoeller-Bleckmann Oilfield Equipment AG	387,300	12,026
		88,869
Oil, Gas & Consumable Fuels - 13.7%
Alpha Natural Resources, Inc. (a)	1,810,001	37,069
Arch Coal, Inc.	688,255	9,615
CONSOL Energy, Inc.	327,200	10,235
El Paso Corp.	13,547,976	93,481
Forest Oil Corp. (a)	2,663,886	42,622
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Frontier Oil Corp.	1,972,600	$ 25,072
General Maritime Corp. (e)	2,478,328	24,610
Mariner Energy, Inc. (a)	2,721,653	30,972
Nexen, Inc.	188,000	3,580
Occidental Petroleum Corp.	211,600	11,911
Overseas Shipholding Group, Inc.	1,214,992	34,882
Paladin Energy Ltd. (a)	2,042,400	6,846
Peabody Energy Corp.	2,893,208	76,352
Plains Exploration & Production Co. (a)	360,660	6,806
Teekay Corp.	480,061	6,932
Western Refining, Inc. (e)	682,458	8,592
		429,577
TOTAL ENERGY		518,446
FINANCIALS - 7.1%
Commercial Banks - 4.9%
Huntington Bancshares, Inc. (e)	2,206,200	6,155
KeyCorp	8,588,368	52,818
PNC Financial Services Group, Inc.	1,487,539	59,055
Wells Fargo & Co.	1,847,388	36,966
		154,994
Diversified Financial Services - 1.7%
Bank of America Corp.	5,533,800	49,417
CIT Group, Inc.	334,900	743
JPMorgan Chase & Co.	109,900	3,627
		53,787
Insurance - 0.5%
Assured Guaranty Ltd.	1,460,794	14,111
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	5,352,200	589
TOTAL FINANCIALS		223,481
HEALTH CARE - 5.8%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	431
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	154,300	$ 7,484
Beckman Coulter, Inc.	304,200	15,989
Hospira, Inc. (a)	361,900	11,896
Inverness Medical Innovations, Inc. (a)	518,708	16,749
		52,118
Health Care Providers & Services - 3.3%
Community Health Systems, Inc. (a)	617,776	14,110
DaVita, Inc. (a)	394,947	18,314
Rural/Metro Corp. (a)	834,200	1,126
Sun Healthcare Group, Inc. (a)	1,205,054	10,207
Tenet Healthcare Corp. (a)(f)	26,164,783	58,871
		102,628
Health Care Technology - 0.7%
Cerner Corp. (a)	387,205	20,832
Pharmaceuticals - 0.2%
Allergan, Inc.	109,700	5,119
TOTAL HEALTH CARE		181,128
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	85,370	5,144
Teledyne Technologies, Inc. (a)	340,694	10,878
		16,022
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	363
Airlines - 1.6%
AirTran Holdings, Inc. (a)	861,500	5,987
AMR Corp. (a)	670,630	3,192
Delta Air Lines, Inc. (a)	6,595,574	40,695
UAL Corp. (a)	280,400	1,380
		51,254
Building Products - 3.6%
Masco Corp.	2,688,779	23,823
Owens Corning (a)	4,928,290	88,216
Owens Corning warrants 10/31/13 (a)	406,600	712
		112,751
Commercial Services & Supplies - 3.6%
Cenveo, Inc. (a)(e)(f)	3,858,300	18,211
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Deluxe Corp.	1,481,104	$ 21,476
R.R. Donnelley & Sons Co.	450,900	5,253
Republic Services, Inc.	2,170,375	45,578
The Brink's Co.	244,500	6,932
Waste Management, Inc.	599,400	15,986
		113,436
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp.	429,400	1,700
Electrical Equipment - 1.8%
Baldor Electric Co. (e)	404,900	9,394
Belden, Inc.	1,270,366	20,478
EnerSys (a)	686,938	11,712
General Cable Corp. (a)(e)	274,100	7,439
JA Solar Holdings Co. Ltd. ADR (a)	839,500	2,947
Sunpower Corp. Class B (a)	178,606	4,529
		56,499
Industrial Conglomerates - 0.4%
General Electric Co.	1,103,883	13,964
Machinery - 2.5%
Accuride Corp. (a)	1,384,197	512
Badger Meter, Inc.	228,561	8,905
Cummins, Inc.	824,000	28,016
Dynamic Materials Corp.	170,252	2,731
Ingersoll-Rand Co. Ltd. Class A	352,400	7,672
John Bean Technologies Corp.	26,049	287
Middleby Corp. (a)	665,379	29,124
Thermadyne Holdings Corp. (a)	64,900	208
Timken Co.	92,800	1,492
		78,947
Marine - 0.9%
Diana Shipping, Inc.	277,900	4,363
Genco Shipping & Trading Ltd. (e)	802,823	15,334
Navios Maritime Holdings, Inc.	2,162,794	8,932
OceanFreight, Inc.	740,600	941
		29,570
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	12,900	97
Houston Wire & Cable Co.	559,595	5,394
		5,491
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	$ 3,262
TOTAL INDUSTRIALS		483,259
INFORMATION TECHNOLOGY - 10.8%
Electronic Equipment & Components - 3.0%
Avnet, Inc. (a)	298,600	6,536
Bell Microproducts, Inc. (a)	623,761	493
Cogent, Inc. (a)	1,966,117	22,296
DDi Corp. (a)	295,899	1,006
Flextronics International Ltd. (a)	13,177,863	51,130
Merix Corp. (a)(f)	1,545,123	958
TTM Technologies, Inc. (a)	1,402,619	10,407
Viasystems Group, Inc. (a)	775,300	1,551
Viasystems Group, Inc. (a)(i)	625,780	1,252
		95,629
Internet Software & Services - 0.3%
NetEase.com, Inc. sponsored ADR (a)	191,500	5,779
VeriSign, Inc. (a)	194,300	3,999
		9,778
IT Services - 2.0%
Alliance Data Systems Corp. (a)	989,500	41,430
CACI International, Inc. Class A (a)	348,000	13,763
Cognizant Technology Solutions Corp. Class A (a)	56,200	1,393
SAIC, Inc. (a)	407,500	7,376
		63,962
Semiconductors & Semiconductor Equipment - 5.5%
Amkor Technology, Inc. (a)	5,242,218	22,594
Cypress Semiconductor Corp. (a)	651,200	5,164
Intel Corp.	693,100	10,937
Micron Technology, Inc. (a)	1,645,200	8,029
ON Semiconductor Corp. (a)(f)	23,079,802	125,093
		171,817
TOTAL INFORMATION TECHNOLOGY		341,186
MATERIALS - 13.1%
Chemicals - 6.4%
Albemarle Corp.	1,163,406	31,203
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Arch Chemicals, Inc.	344,342	$ 8,326
Celanese Corp. Class A	4,687,200	97,681
FMC Corp.	60,100	2,929
Georgia Gulf Corp.	544,015	598
H.B. Fuller Co.	1,582,241	27,942
Nalco Holding Co.	894,300	14,595
Phosphate Holdings, Inc. (a)(i)	307,500	2,153
Pliant Corp. (a)	567	0*
Solutia, Inc. (a)	423,700	1,593
W.R. Grace & Co. (a)	1,589,619	14,036
		201,056
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	421,000	10,268
Rock-Tenn Co. Class A	355,202	13,412
Temple-Inland, Inc.	107,200	1,280
		24,960
Metals & Mining - 5.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	4,197,529	179,027
Ormet Corp. (a)	330,000	66
Ormet Corp. (a)(i)	1,075,000	194
		179,287
Paper & Forest Products - 0.2%
Domtar Corp. (a)	2,059,700	3,749
Neenah Paper, Inc.	518,300	2,597
		6,346
TOTAL MATERIALS		411,649
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	2,000,000	2,240
PAETEC Holding Corp. (a)	2,980,233	9,149
Qwest Communications International, Inc.	4,637,500	18,040
		29,429
Wireless Telecommunication Services - 2.9%
Centennial Communications Corp. Class A (a)	827,032	6,840
Crown Castle International Corp. (a)	1,478,020	36,241
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	4,577,087	$ 19,956
Syniverse Holdings, Inc. (a)	2,244,438	28,280
		91,317
TOTAL TELECOMMUNICATION SERVICES		120,746
UTILITIES - 3.5%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	8,312
Independent Power Producers & Energy Traders - 3.2%
AES Corp. (a)	10,694,326	75,609
Calpine Corp. (a)	1,771,500	14,367
Dynegy, Inc. Class A (a)	1,987,000	3,537
Mirant Corp. (a)	714,500	9,096
		102,609
TOTAL UTILITIES		110,921
TOTAL COMMON STOCKS (Cost $4,229,639)		2,762,938
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	11,200	6,988
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	62,300	948
TOTAL CONVERTIBLE PREFERRED STOCKS		7,936
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	944	$ 283
TOTAL PREFERRED STOCKS (Cost $11,862)		8,219
Nonconvertible Bonds - 4.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
MGM Mirage, Inc. 13% 11/15/13 (g)	$ 10,250	9,481
Station Casinos, Inc.:
6% 4/1/12 (d)	8,360	2,926
7.75% 8/15/16 (d)	9,380	3,236
		15,643
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,545	1,107
TOTAL CONSUMER DISCRETIONARY		16,750
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	13,215	10,605
7.75% 7/1/17	805	519
		11,124
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp. 6.625% 1/15/16	2,805	2,496
El Paso Energy Corp.:
7.75% 1/15/32	8,985	6,707
7.8% 8/1/31	1,960	1,490
Forest Oil Corp.:
7.25% 6/15/19	11,165	9,267
7.25% 6/15/19 (g)	1,605	1,308
Plains Exploration & Production Co. 7.75% 6/15/15	8,400	7,686
Range Resources Corp.:
7.25% 5/1/18	560	525
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.: - continued
7.5% 10/1/17	$ 6,715	$ 6,514
SandRidge Energy, Inc. 8% 6/1/18 (g)	2,990	2,556
Southwestern Energy Co. 7.5% 2/1/18 (g)	2,420	2,366
		40,915
FINANCIALS - 0.5%
Consumer Finance - 0.5%
GMAC LLC:
7.5% 12/31/13 (g)	15,583	10,596
8% 12/31/18 (g)	13,924	5,848
		16,444
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	41
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		94
Building Products - 0.0%
Owens Corning 7% 12/1/36	1,055	649
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,680	1,662
TOTAL INDUSTRIALS		2,405
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,885	1,301
10.125% 12/15/16	2,730	662
NXP BV:
7.875% 10/15/14	8,039	2,653
10% 7/15/13 (g)	1,655	1,159
		5,775
MATERIALS - 0.1%
Chemicals - 0.1%
Chemtura Corp. 6.875% 6/1/16 (d)	5,550	2,664
Georgia Gulf Corp. 9.5% 10/15/14	3,519	765
		3,429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Sprint Capital Corp.:
6.875% 11/15/28	$ 14,800	$ 9,990
6.9% 5/1/19	10,410	8,640
		18,630
Wireless Telecommunication Services - 0.8%
Digicel Group Ltd. 8.875% 1/15/15 (g)	1,890	1,370
Nextel Communications, Inc. 7.375% 8/1/15	16,405	11,709
Sprint Nextel Corp. 6% 12/1/16	15,340	12,732
		25,811
TOTAL TELECOMMUNICATION SERVICES		44,441
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	8,405	7,691
TOTAL NONCONVERTIBLE BONDS (Cost $134,007)		148,974
Floating Rate Loans - 3.1%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.0%
Venetian Macau Ltd. Tranche B, term loan:
2.68% 5/26/12 (h)	820	558
2.68% 5/26/13 (h)	1,420	966
		1,524
Media - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.6775% 9/29/14 (h)	13,885	8,609
VNU, Inc. term loan 2.4694% 8/9/13 (h)	11,063	9,542
		18,151
TOTAL CONSUMER DISCRETIONARY		19,675
CONSUMER STAPLES - 0.4%
Household Products - 0.1%
Huish Detergents, Inc. Tranche B 1LN, term loan 2.18% 4/26/14 (h)	1,667	1,500
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.3%
Revlon Consumer Products Corp. term loan 4.9834% 1/15/12 (h)	$ 10,845	$ 9,435
TOTAL CONSUMER STAPLES		10,935
INDUSTRIALS - 0.6%
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7394% 4/30/14 (h)	17,362	9,202
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.7391% 12/3/14 (h)	5,610	3,647
Machinery - 0.1%
Oshkosh Co. Tranche B, term loan 7.2431% 12/6/13 (h)	2,305	1,890
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 2.9275% 6/29/14 (h)	4,690	3,775
TOTAL INDUSTRIALS		18,514
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 3.969% 10/10/14 (h)	5,780	3,959
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor, Inc. term loan:
2.2588% 12/1/13 (h)	22,784	13,557
12.5% 12/15/14	20,000	14,000
		27,557
TOTAL INFORMATION TECHNOLOGY		31,516
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (h)	5,934	3,738
Solutia, Inc. term loan 8.5% 2/28/14 (h)	4,378	3,458
		7,196
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. term loan 3.1948% 3/13/14 (h)	$ 10,000	$ 7,925
TOTAL FLOATING RATE LOANS (Cost $92,044)		95,761
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	110,101,486	110,101
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	45,323,400	45,323
TOTAL MONEY MARKET FUNDS (Cost $155,424)		155,424
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $684)	64,750,000	324
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,623,660)		3,171,640
NET OTHER ASSETS - (0.7)%		(21,551)
NET ASSETS - 100%		$ 3,150,089
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,008,000 or 1.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,599,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,346
Fidelity Securities Lending Cash Central Fund	1,699
Total	$ 3,045
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Science & Engineering, Inc.	$ 28,830	$ -	$ 30,390	$ 161	$ -
Cenveo, Inc.	35,651	-	-	-	18,211
Exterran Holdings, Inc.	239,059	-	49,498	-	-
Forest Oil Corp.	274,548	-	29,262	-	-
General Maritime Corp.	76,757	-	13,224	3,988	-
Grey Wolf, Inc.	90,434	-	67,370	-	-
H.B. Fuller Co.	74,575	-	22,365	350	-
Merix Corp.	3,059	-	-	-	958
OceanFreight, Inc.	14,375	-	-	570	-
ON Semiconductor Corp.	216,719	-	-	-	125,093
Overseas Shipholding Group, Inc.	158,169	-	23,608	2,462	-
Service Corp. International	167,531	-	-	2,101	79,302
Tenet Healthcare Corp.	132,911	9,444	-	-	58,871
Total	$ 1,512,618	$ 9,444	$ 235,717	$ 9,632	$ 282,435
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,171,640	$ 2,903,339	$ 265,080	$ 3,221
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 1,457
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,856)
Cost of Purchases	-
Proceeds of Sales	(112)
Amortization/Accretion	-
Transfer in/out of Level 3	12,732
Ending Balance	$ 3,221

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,673,168,000. Net unrealized depreciation aggregated $1,501,528,000, of which $248,121,000 related to appreciated investment securities and $1,749,649,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio -
OTC
Class K

April 30, 2009

1.800345.105

OTC-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.0%
Autoliv, Inc.	173,400	$ 4,278
BorgWarner, Inc.	276,500	8,005
Exide Technologies (a)	1,549,100	8,412
Federal-Mogul Corp. Class A (a)	1,589,100	17,639
Gentex Corp.	240,600	3,217
		41,551
Automobiles - 0.1%
Ford Motor Co. (a)	1,043,800	6,242
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	70,600	4,444
Coinstar, Inc. (a)	425,200	15,133
Educomp Solutions Ltd.	42,400	2,131
		21,708
Hotels, Restaurants & Leisure - 2.9%
Ameristar Casinos, Inc.	704,800	14,462
Buffalo Wild Wings, Inc. (a)(d)	151,091	5,899
Darden Restaurants, Inc.	250,700	9,268
Einstein Noah Restaurant Group, Inc. (a)	209,919	2,265
Marriott International, Inc. Class A	223,700	5,270
P.F. Chang's China Bistro, Inc. (a)(d)	356,100	10,747
Papa John's International, Inc. (a)	230,000	6,104
Red Robin Gourmet Burgers, Inc. (a)	423,276	10,391
Sonic Corp. (a)	395,700	4,321
Starbucks Corp. (a)	2,208,100	31,929
Starwood Hotels & Resorts Worldwide, Inc.	272,700	5,689
The Cheesecake Factory, Inc. (a)	449,700	7,811
Wyndham Worldwide Corp.	626,200	7,314
		121,470
Household Durables - 1.5%
Black & Decker Corp.	127,000	5,118
Lennar Corp. Class A	231,900	2,259
Mohawk Industries, Inc. (a)	394,100	18,645
Newell Rubbermaid, Inc.	1,993,300	20,830
Pulte Homes, Inc.	809,500	9,317
Whirlpool Corp.	221,000	9,980
		66,149
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	999,600	80,488
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc. (a)	100,000	$ 1,361
NutriSystem, Inc.	213,764	2,937
		84,786
Media - 1.8%
CKX, Inc. (a)	49,500	267
Comcast Corp. Class A	3,475,500	53,731
News Corp. Class A	1,019,500	8,421
The DIRECTV Group, Inc. (a)	593,600	14,680
		77,099
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	120,700	5,110
Macy's, Inc.	368,100	5,036
Saks, Inc. (a)(d)	3,113,500	16,221
Sears Holdings Corp. (a)(d)	104,900	6,553
Target Corp.	103,900	4,287
		37,207
Specialty Retail - 3.1%
AnnTaylor Stores Corp. (a)	1,713,300	12,661
bebe Stores, Inc.	886,300	8,154
Best Buy Co., Inc.	387,800	14,884
Brown Shoe Co., Inc.	450,000	2,894
Citi Trends, Inc. (a)	644,637	15,832
Collective Brands, Inc. (a)	345,500	5,017
Guess?, Inc.	219,200	5,708
Home Depot, Inc.	76,600	2,016
Lowe's Companies, Inc.	100,200	2,154
Monro Muffler Brake, Inc.	39,400	984
O'Reilly Automotive, Inc. (a)	52,900	2,055
Pacific Sunwear of California, Inc. (a)	3,030,313	12,273
Staples, Inc.	1,924,200	39,677
The Children's Place Retail Stores, Inc. (a)	100,900	2,870
Zumiez, Inc. (a)	232,600	2,805
		129,984
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)(d)	3,017,329	20,367
Iconix Brand Group, Inc. (a)	403,500	5,754
Liz Claiborne, Inc.	359,800	1,705
Lululemon Athletica, Inc. (a)(d)	1,259,873	17,575
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	250,000	$ 1,833
Provogue (India) Ltd.	3,505,026	2,135
		49,369
TOTAL CONSUMER DISCRETIONARY		635,565
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Cott Corp. (a)	1,074,600	2,161
Hansen Natural Corp. (a)	45,600	1,859
		4,020
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	424,700	20,640
TOTAL CONSUMER STAPLES		24,660
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp.	552,575	10,891
Petronet LNG Ltd.	3,273,928	3,425
Rosetta Resources, Inc. (a)	310,900	2,192
Southwestern Energy Co. (a)	170,800	6,125
		22,633
FINANCIALS - 6.4%
Capital Markets - 3.2%
Charles Schwab Corp.	1,597,300	29,518
Deutsche Bank AG (NY Shares)	365,300	19,153
GLG Partners, Inc.	1,379,900	3,298
Goldman Sachs Group, Inc.	286,900	36,867
Morgan Stanley	1,336,700	31,600
Northern Trust Corp.	70,200	3,816
T. Rowe Price Group, Inc. (d)	186,700	7,192
UBS AG (NY Shares)	351,200	4,790
		136,234
Commercial Banks - 0.6%
Boston Private Financial Holdings, Inc.	473,400	2,182
CapitalSource, Inc.	4,000,000	12,360
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	1,156,600	$ 3,227
Wells Fargo & Co.	473,300	9,471
		27,240
Consumer Finance - 0.2%
Capital One Financial Corp.	356,500	5,968
SLM Corp. (a)	601,100	2,903
		8,871
Diversified Financial Services - 1.9%
Bank of America Corp.	1,384,200	12,361
Citigroup, Inc. (d)	1,820,400	5,552
CME Group, Inc.	158,500	35,084
Hong Kong Exchange & Clearing Ltd.	208,100	2,397
Indiabulls Financial Services Ltd.	1,044,600	2,386
JPMorgan Chase & Co.	657,600	21,701
		79,481
Insurance - 0.2%
National Financial Partners Corp.	200,000	1,412
XL Capital Ltd. Class A	537,000	5,107
		6,519
Real Estate Investment Trusts - 0.3%
DiamondRock Hospitality Co.	813,800	5,282
Host Hotels & Resorts, Inc.	467,400	3,594
The Macerich Co.	189,600	3,324
Walter Investment Management Corp. (a)	96,857	775
		12,975
TOTAL FINANCIALS		271,320
HEALTH CARE - 15.1%
Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc. (a)	360,960	12,063
Alkermes, Inc. (a)	1,109,941	8,491
Alnylam Pharmaceuticals, Inc. (a)	574,300	10,550
Amgen, Inc. (a)	1,204,600	58,387
Amylin Pharmaceuticals, Inc. (a)	1,557,009	17,034
Biogen Idec, Inc. (a)	465,175	22,487
Celgene Corp. (a)	1,064,892	45,492
Cephalon, Inc. (a)	308,800	20,260
Cepheid, Inc. (a)	270,400	2,623
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cougar Biotechnology, Inc. (a)	968,145	$ 33,808
Dendreon Corp. (a)	100,000	2,120
Gilead Sciences, Inc. (a)	1,355,100	62,064
GTx, Inc. (a)(d)	544,100	5,349
InterMune, Inc. (a)(d)	478,200	6,475
Isis Pharmaceuticals, Inc. (a)	1,385,749	21,729
Myriad Genetics, Inc. (a)	247,878	9,615
Regeneron Pharmaceuticals, Inc. (a)	1,150,500	15,256
Rigel Pharmaceuticals, Inc. (a)	833,284	5,533
Seattle Genetics, Inc. (a)	1,354,703	12,504
Transition Therapeutics, Inc. (a)	674,633	2,883
Vertex Pharmaceuticals, Inc. (a)	1,272,688	39,224
		413,947
Health Care Equipment & Supplies - 0.4%
Cutera, Inc. (a)	20,000	126
Cynosure, Inc. Class A (a)	317,700	1,944
Inverness Medical Innovations, Inc. (a)	149,500	4,827
NuVasive, Inc. (a)	207,100	7,849
Thoratec Corp. (a)	101,800	2,958
		17,704
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (a)	1,383,110	88,478
Life Sciences Tools & Services - 1.6%
Exelixis, Inc. (a)	1,699,972	8,381
Illumina, Inc. (a)	803,792	30,022
Illumina, Inc.:
warrants 11/20/10 (a)(e)	354,776	4,989
warrants 1/19/11 (a)(e)	452,917	6,499
Life Technologies Corp. (a)	341,798	12,749
Medivation, Inc. (a)(d)	250,283	4,838
		67,478
Pharmaceuticals - 1.2%
Elan Corp. PLC sponsored ADR (a)	3,162,900	18,693
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	250,000	$ 2,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	715,273	31,393
		52,836
TOTAL HEALTH CARE		640,443
INDUSTRIALS - 4.8%
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	163,300	5,668
Airlines - 0.9%
AirTran Holdings, Inc. (a)	443,100	3,080
AMR Corp. (a)	463,000	2,204
Continental Airlines, Inc. Class B (a)	683,300	7,188
Delta Air Lines, Inc. (a)	749,874	4,627
JetBlue Airways Corp. (a)	624,320	3,078
UAL Corp. (a)	2,294,877	11,291
US Airways Group, Inc. (a)	1,430,200	5,420
		36,888
Building Products - 0.1%
Aaon, Inc.	50,000	974
Trex Co., Inc. (a)(d)	163,300	1,788
		2,762
Commercial Services & Supplies - 0.5%
EnergySolutions, Inc.	958,900	9,301
Fuel Tech, Inc. (a)(d)	282,700	3,706
United Stationers, Inc. (a)	309,300	10,123
		23,130
Construction & Engineering - 0.0%
MYR Group, Inc. (a)	150,130	2,238
Electrical Equipment - 1.2%
Energy Conversion Devices, Inc. (a)(d)	452,700	8,321
First Solar, Inc. (a)(d)	205,800	38,544
Sunpower Corp. Class A (a)	170,100	4,657
		51,522
Industrial Conglomerates - 0.0%
CSR Ltd.	2,141,454	2,102
Machinery - 0.7%
Altra Holdings, Inc. (a)	537,800	2,942
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	203,789	$ 7,703
PACCAR, Inc.	483,100	17,121
		27,766
Professional Services - 0.2%
Kelly Services, Inc. Class A (non-vtg.)	305,700	3,473
Monster Worldwide, Inc. (a)	243,500	3,360
		6,833
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	332,700	9,356
Landstar System, Inc.	192,700	6,862
Old Dominion Freight Lines, Inc. (a)	75,700	2,131
Ryder System, Inc.	301,000	8,335
Saia, Inc. (a)	200,000	2,612
		29,296
Trading Companies & Distributors - 0.4%
DXP Enterprises, Inc. (a)	312,715	4,153
Fastenal Co. (d)	179,200	6,874
Interline Brands, Inc. (a)	409,400	5,306
Rush Enterprises, Inc. Class A (a)	100,000	1,316
		17,649
TOTAL INDUSTRIALS		205,854
INFORMATION TECHNOLOGY - 54.3%
Communications Equipment - 11.9%
ADC Telecommunications, Inc. (a)	1,022,300	7,524
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,031,303	1,619
Cisco Systems, Inc. (a)	6,693,900	129,326
Corning, Inc.	766,600	11,208
F5 Networks, Inc. (a)	135,700	3,701
NETGEAR, Inc. (a)	159,000	2,546
Nokia Corp. sponsored ADR	273,400	3,866
Palm, Inc. (a)(d)	5,253,559	55,110
QUALCOMM, Inc.	3,521,300	149,021
Research In Motion Ltd. (a)	1,671,966	116,202
Starent Networks Corp. (a)(d)	1,087,900	21,464
Tellabs, Inc. (a)	804,300	4,215
		505,802
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 9.1%
Apple, Inc. (a)	1,821,200	$ 229,162
Data Domain, Inc. (a)(d)	350,000	5,803
Dell, Inc. (a)	5,001,100	58,113
NetApp, Inc. (a)	512,700	9,382
SanDisk Corp. (a)	1,986,350	31,225
Seagate Technology	5,620,900	45,867
Toshiba Corp.	1,104,000	3,789
		383,341
Electronic Equipment & Components - 1.0%
BYD Co. Ltd. (H Shares)	1,132,000	2,974
Flextronics International Ltd. (a)	5,069,900	19,671
Insight Enterprises, Inc. (a)	790,645	4,522
Jabil Circuit, Inc.	1,480,600	11,993
Trimble Navigation Ltd. (a)	184,600	3,958
		43,118
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	1,156,400	25,464
Baidu.com, Inc. sponsored ADR (a)	45,000	10,481
China Finance Online Co. Ltd. ADR (a)	236,000	2,766
Dice Holdings, Inc. (a)	702,300	2,767
eBay, Inc. (a)	341,000	5,616
Google, Inc. Class A (sub. vtg.) (a)	576,540	228,293
NetEase.com, Inc. sponsored ADR (a)	199,500	6,021
Tencent Holdings Ltd.	548,800	4,851
Yahoo!, Inc. (a)	2,793,500	39,919
		326,178
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	2,845,945	70,551
Visa, Inc.	369,300	23,990
		94,541
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Analogic Technologies, Inc. (a)	343,400	1,648
Advanced Micro Devices, Inc. (a)	1,736,500	6,269
Amkor Technology, Inc. (a)	1,753,200	7,556
Applied Materials, Inc.	2,614,851	31,927
Atmel Corp. (a)	1,166,000	4,477
Broadcom Corp. Class A (a)	397,800	9,225
Cirrus Logic, Inc. (a)	574,400	2,671
Cypress Semiconductor Corp. (a)	863,950	6,851
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)	197,900	$ 2,945
Fairchild Semiconductor International, Inc. (a)	615,800	3,793
Infineon Technologies AG sponsored ADR (a)(d)	6,994,600	17,906
Intel Corp.	6,291,000	99,272
International Rectifier Corp. (a)	477,270	8,056
Intersil Corp. Class A	443,700	5,147
KLA-Tencor Corp.	330,800	9,176
Lam Research Corp. (a)	695,363	19,387
Marvell Technology Group Ltd. (a)	2,385,400	26,192
MEMC Electronic Materials, Inc. (a)	2,028,300	32,858
Micron Technology, Inc. (a)	1,441,200	7,033
Microsemi Corp. (a)	437,100	5,866
Monolithic Power Systems, Inc. (a)	210,500	3,894
National Semiconductor Corp.	1,111,500	13,749
NVIDIA Corp. (a)	2,864,200	32,881
O2Micro International Ltd. sponsored ADR (a)	2,452,700	10,718
Omnivision Technologies, Inc. (a)	398,621	3,791
PMC-Sierra, Inc. (a)	532,700	4,219
SiRF Technology Holdings, Inc. (a)	500,000	1,390
Skyworks Solutions, Inc. (a)	2,192,608	19,383
Standard Microsystems Corp. (a)	913,300	14,485
Texas Instruments, Inc.	321,900	5,814
Varian Semiconductor Equipment Associates, Inc. (a)	903,100	23,110
Verigy Ltd. (a)	100,000	1,100
Volterra Semiconductor Corp. (a)	267,600	3,075
		445,864
Software - 11.9%
Activision Blizzard, Inc. (a)	934,900	10,069
Adobe Systems, Inc. (a)	285,500	7,808
ArcSight, Inc. (a)	225,412	3,404
BMC Software, Inc. (a)	109,900	3,810
Changyou.com Ltd. (A Shares) ADR	333,100	10,243
Electronic Arts, Inc. (a)	5,896,690	119,998
Microsoft Corp.	11,477,200	232,523
Nintendo Co. Ltd. ADR	147,768	4,972
Oracle Corp.	2,805,100	54,251
Quest Software, Inc. (a)	86,300	1,254
Radiant Systems, Inc. (a)	150,000	1,106
Red Hat, Inc. (a)	228,400	3,944
Rosetta Stone, Inc.	226,700	6,790
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	377,700	$ 18,065
Symantec Corp. (a)	323,800	5,586
THQ, Inc. (a)	425,775	1,456
TiVo, Inc. (a)	2,133,075	15,998
Ubisoft Entertainment SA (a)	95,700	1,869
		503,146
TOTAL INFORMATION TECHNOLOGY		2,301,990
MATERIALS - 2.0%
Chemicals - 0.9%
Celanese Corp. Class A	344,700	7,184
CF Industries Holdings, Inc.	100,000	7,205
Rockwood Holdings, Inc. (a)	442,400	5,442
Solutia, Inc. (a)	652,000	2,452
Terra Industries, Inc.	371,100	9,834
W.R. Grace & Co. (a)	461,300	4,073
		36,190
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	224,800	5,483
Packaging Corp. of America	132,400	2,101
Rock-Tenn Co. Class A	158,750	5,994
Temple-Inland, Inc.	997,200	11,907
		25,485
Metals & Mining - 0.4%
Alcoa, Inc.	637,600	5,783
ArcelorMittal SA (NY Shares) Class A	169,500	3,997
Steel Dynamics, Inc.	319,500	3,978
United States Steel Corp.	73,800	1,959
		15,717
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,593,600	6,486
TOTAL MATERIALS		83,878
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Leap Wireless International, Inc. (a)	211,900	7,643
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	7,141,400	$ 31,137
Syniverse Holdings, Inc. (a)	275,900	3,476
		42,256
TOTAL COMMON STOCKS (Cost $4,501,006)		4,228,599
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.53% (b)	3,755,753	3,756
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	91,930,525	91,931
TOTAL MONEY MARKET FUNDS (Cost $95,687)		95,687
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $4,596,693)		4,324,286
NET OTHER ASSETS - (2.0)%		(84,004)
NET ASSETS - 100%		$ 4,240,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,488,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants: 11/20/10	11/21/05	$ -
1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 225
Fidelity Securities Lending Cash Central Fund	2,470
Total	$ 2,695
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FreightCar America, Inc.	$ 24,187	$ -	$ 16,975	$ 38	$ -
Provogue (India) Ltd.	22,092	16	1,993	44	-
Total	$ 46,279	$ 16	$ 18,968	$ 82	$ -
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,324,286	$ 4,286,841	$ 37,445	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $4,704,202,000. Net unrealized depreciation aggregated $379,916,000, of which $524,337,000 related to appreciated investment securities and $904,253,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate Income Fund

April 30, 2009

1.800347.105

REI-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 18.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Corp. (a)	56,870	$ 259,896
Starwood Hotels & Resorts Worldwide, Inc.	4,880	101,797
		361,693
FINANCIALS - 18.0%
Capital Markets - 0.1%
W.P. Carey & Co. LLC	22,500	478,350
Real Estate Investment Trusts - 17.9%
Acadia Realty Trust (SBI)	223,249	3,237,111
Alexandria Real Estate Equities, Inc.	36,500	1,331,520
AMB Property Corp. (SBI)	179,500	3,426,655
Annaly Capital Management, Inc.	372,350	5,238,965
Anworth Mortgage Asset Corp.	75,900	488,037
Apartment Investment & Management Co. Class A	47,741	348,509
AvalonBay Communities, Inc.	44,425	2,523,784
Brandywine Realty Trust (SBI)	32,400	200,556
Camden Property Trust (SBI)	15,400	417,802
CapLease, Inc.	113,000	335,610
CBL & Associates Properties, Inc.	25,000	198,500
Colonial Properties Trust (SBI)	39,500	285,980
Corporate Office Properties Trust (SBI)	1,800	55,008
Cypress Sharpridge Investments, Inc. (e)	146,458	1,328,374
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	40,000	0
DCT Industrial Trust, Inc.	29,300	129,506
Developers Diversified Realty Corp.	47,409	195,799
DiamondRock Hospitality Co.	50,600	328,394
Duke Realty LP	297,983	2,911,294
Equity Lifestyle Properties, Inc.	58,630	2,325,852
Equity Residential (SBI)	128,700	2,945,943
Federal Realty Investment Trust (SBI)	11,500	634,800
Hatteras Financial Corp.	19,200	462,144
HCP, Inc.	45,080	989,506
Healthcare Realty Trust, Inc.	16,700	280,393
Highwoods Properties, Inc. (SBI)	84,300	2,022,357
Host Hotels & Resorts, Inc.	60,249	463,315
Inland Real Estate Corp.	40,200	352,956
Kilroy Realty Corp.	4,200	90,468
Kimco Realty Corp.	25,300	304,106
LaSalle Hotel Properties (SBI)	4,300	51,428
Liberty Property Trust (SBI)	18,400	447,856
Mack-Cali Realty Corp.	28,700	770,882
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MFA Mortgage Investments, Inc.	1,194,881	$ 7,037,845
National Retail Properties, Inc.	55,400	982,796
Nationwide Health Properties, Inc.	77,480	1,912,981
Post Properties, Inc.	3,700	47,212
ProLogis Trust	221,266	2,015,733
Public Storage	10,400	695,344
Regency Centers Corp.	78,400	2,936,080
Simon Property Group, Inc.	43,035	2,220,606
Sunstone Hotel Investors, Inc.	125,200	662,308
The Macerich Co.	97,100	1,702,163
UDR, Inc.	176,701	1,779,379
Ventas, Inc.	171,480	4,911,187
Vornado Realty Trust	29,375	1,436,144
Weingarten Realty Investors (SBI)	21,900	340,326
		63,803,514
TOTAL FINANCIALS		64,281,864
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Brookdale Senior Living, Inc.	80,300	827,893
Capital Senior Living Corp. (a)	108,000	426,600
Emeritus Corp. (a)	143,000	1,292,720
Sun Healthcare Group, Inc. (a)	65,300	553,091
		3,100,304
TOTAL COMMON STOCKS (Cost $73,976,610)		67,743,861
Preferred Stocks - 11.5%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
HRPT Properties Trust 6.50%	80,000	827,840
Lexington Corporate Properties Trust Series C 6.50%	7,800	136,422
		964,262
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 11.2%
FINANCIALS - 11.2%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	$ 175,000
Red Lion Hotels Capital Trust 9.50%	77,750	1,010,750
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	35,300	6,001
		1,191,751
Real Estate Investment Trusts - 10.9%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,319,900
American Home Mortgage Investment Corp.:
Series A, 9.75% (c)	120,300	36
Series B, 9.25% (c)	124,100	372
Annaly Capital Management, Inc. Series A, 7.875%	144,900	3,042,900
Anworth Mortgage Asset Corp. Series A, 8.625%	219,327	4,498,397
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,042,290
Series T, 8.00%	57,500	813,050
Cedar Shopping Centers, Inc. 8.875%	66,000	821,700
CenterPoint Properties Trust Series D, 5.377%	3,575	1,072,500
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	644,280
Cousins Properties, Inc. Series A, 7.75%	71,700	1,021,725
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	25,500	239,445
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,479,750
Duke Realty LP 8.375%	54,800	876,800
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	3,600
Glimcher Realty Trust Series F, 8.75%	27,000	202,500
HomeBanc Mortgage Corp. Series A, 10.00% (c)	104,685	628
Hospitality Properties Trust:
Series B, 8.875%	68,275	1,137,462
Series C, 7.00%	58,500	720,720
Host Hotels & Resorts, Inc. Series E, 8.875%	38,800	789,968
HRPT Properties Trust Series B, 8.75%	23,961	343,840
Innkeepers USA Trust Series C, 8.00%	62,400	18,720
Kimco Realty Corp. Series G, 7.75%	77,300	1,402,995
LaSalle Hotel Properties:
Series B, 8.375%	21,800	355,558
Series E, 8.00%	24,100	385,600
Series G, 7.25%	15,660	222,372
LBA Realty Fund II:
Series A, 8.75%	69,000	1,380,000
Series B, 7.625%	31,240	218,680
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust Series B, 8.05%	29,000	$ 312,040
Lexington Realty Trust 7.55%	23,800	253,470
LTC Properties, Inc. Series F, 8.00%	56,300	1,145,705
MFA Mortgage Investments, Inc. Series A, 8.50%	274,400	5,430,376
Mid-America Apartment Communities, Inc. Series H, 8.30%	30,800	676,984
Newcastle Investment Corp.:
Series B, 9.75%	161,900	323,800
Series D, 8.375%	24,300	47,385
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,147,300
ProLogis Trust Series C, 8.54%	6,446	182,551
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	5,890	106,315
Series P, 6.70%	35,000	562,450
Public Storage:
(depositary shares)	45,000	965,700
Series K, 7.25%	1,918	40,067
Series L, 6.75%	1,900	36,214
Series N, 7.00%	4,200	85,764
Realty Income Corp. 6.75%	600	11,406
Regency Centers Corp. 7.25%	10,000	187,500
Saul Centers, Inc. 8.00%	93,700	1,897,425
Strategic Hotel & Resorts, Inc. 8.50% (e)	119,500	358,500
Sunstone Hotel Investors, Inc. Series A, 8.00%	20,000	233,000
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	832,766
		38,892,506
Thrifts & Mortgage Finance - 0.0%
MFH Financial Trust I 9.50% (e)	22,660	113,300
TOTAL FINANCIALS		40,197,557
TOTAL PREFERRED STOCKS (Cost $82,837,711)		41,161,819
Corporate Bonds - 45.6%
		Principal Amount (d)	Value
Convertible Bonds - 16.4%
FINANCIALS - 16.4%
Real Estate Investment Trusts - 14.2%
Acadia Realty Trust 3.75% 12/15/26		$ 4,400,000	$ 3,793,416
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		3,870,000	2,965,968
Anthracite Capital, Inc.:
11.75% 9/1/27 (e)		500,000	18,550
11.75% 9/1/27		300,000	11,130
BioMed Realty LP 4.5% 10/1/26 (e)		2,500,000	1,805,250
Boston Properties, Inc. 3.75% 5/15/36		600,000	522,000
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	763,100
BRE Properties, Inc. 4.125% 8/15/26		6,800,000	5,855,140
CapLease, Inc. 7.5% 10/1/27 (e)		4,180,000	2,090,000
Corporate Office Properties LP 3.5% 9/15/26 (e)		1,350,000	1,126,575
Duke Realty LP 3.75% 12/1/11 (e)		2,650,000	2,199,500
Home Properties, Inc. 4.125% 11/1/26 (e)		1,100,000	956,010
Hospitality Properties Trust 3.8% 3/15/27		3,100,000	2,387,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		5,150,000	3,997,688
MPT Operating Partnership LP 9.25% 4/1/13 (e)		1,000,000	622,500
National Retail Properties, Inc. 3.95% 9/15/26		2,000,000	1,858,734
PREIT Associates LP 4% 6/1/12 (e)		1,000,000	370,000
ProLogis Trust 1.875% 11/15/37		2,450,000	1,540,977
SL Green Realty Corp. 3% 3/30/27 (e)		500,000	369,375
The Macerich Co. 3.25% 3/15/12 (e)		2,500,000	1,750,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		4,350,000	3,746,438
Ventas, Inc. 3.875% 11/15/11 (e)		4,565,000	4,382,080
Vornado Realty Trust 2.85% 4/1/27		2,490,000	2,092,795
Washington (REIT):
3.875% 9/15/26		1,600,000	1,448,000
3.875% 9/15/26		2,450,000	2,217,250
Weingarten Realty Investors 3.95% 8/1/26		2,200,000	1,892,000
			50,781,476
Real Estate Management & Development - 2.2%
ERP Operating LP 3.85% 8/15/26		5,500,000	5,071,000
First Potomac Realty Investment LP 4% 12/15/11 (e)		1,600,000	1,238,000
Forest City Enterprises, Inc. 3.625% 10/15/11		600,000	385,560
Kilroy Realty LP 3.25% 4/15/12 (e)		1,730,000	1,236,950
			7,931,510
TOTAL FINANCIALS			58,712,986
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 29.2%
CONSUMER DISCRETIONARY - 5.3%
Hotels, Restaurants & Leisure - 0.7%
Host Marriott LP 7% 8/15/12		$ 2,000,000	$ 1,910,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		874,273	507,078
			2,417,078
Household Durables - 4.6%
D.R. Horton, Inc.:
4.875% 1/15/10		1,000,000	980,000
5.375% 6/15/12		600,000	531,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	399,000
6.25% 1/15/15		250,000	96,250
6.25% 1/15/16		1,000,000	300,000
7.5% 5/15/16		1,000,000	375,000
7.75% 5/15/13		4,000,000	1,420,000
KB Home:
5.875% 1/15/15		2,000,000	1,740,000
6.25% 6/15/15		3,500,000	2,992,500
Lennar Corp.:
5.5% 9/1/14		1,000,000	777,500
5.95% 10/17/11		1,000,000	880,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	1,419,000
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	1,825,000
Ryland Group, Inc. 8.4% 5/15/17		745,000	730,145
Stanley-Martin Communities LLC 9.75% 8/15/15		4,620,000	1,155,000
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	997,500
			16,617,895
TOTAL CONSUMER DISCRETIONARY			19,034,973
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,314,590	1,077,964
FINANCIALS - 23.0%
Real Estate Investment Trusts - 20.1%
AMB Property LP:
5.9% 8/15/13		400,000	309,757
6.3% 6/1/13		1,000,000	796,148
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
4.95% 3/15/13		$ 1,000,000	$ 910,000
5.5% 1/15/12		1,000,000	931,621
6.625% 9/15/11		894,000	857,386
Brandywine Operating Partnership LP:
4.5% 11/1/09		1,000,000	965,656
5.75% 4/1/12		1,000,000	760,656
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,336,654
4.7% 7/15/09		500,000	497,994
5% 6/15/15		1,100,000	880,000
Colonial Properties Trust 6.875% 8/15/12		1,000,000	830,427
Colonial Realty LP 6.05% 9/1/16		1,000,000	681,180
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	70,528
6.25% 6/15/14		500,000	378,101
Developers Diversified Realty Corp.:
4.625% 8/1/10		900,000	708,094
5% 5/3/10		1,000,000	790,000
5.375% 10/15/12		500,000	275,000
7.5% 7/15/18		200,000	82,855
Duke Realty LP:
5.25% 1/15/10		200,000	197,259
5.625% 8/15/11		560,000	491,289
Federal Realty Investment Trust 4.5% 2/15/11		1,500,000	1,292,444
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	417,335
6% 1/30/17		1,000,000	815,879
6.3% 9/15/16		4,500,000	3,704,247
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	829,855
6.2% 6/1/16		750,000	590,123
8% 9/12/12		2,450,000	2,257,256
Healthcare Realty Trust, Inc. 8.125% 5/1/11		2,290,000	2,200,385
Highwoods/Forsyth LP 5.85% 3/15/17		1,400,000	932,684
HMB Capital Trust V 4.92% 12/15/36 (c)(e)(f)		2,530,000	253
Hospitality Properties Trust:
5.625% 3/15/17		915,000	607,924
6.75% 2/15/13		610,000	488,983
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts LP 6.875% 11/1/14		$ 500,000	$ 455,000
HRPT Properties Trust:
1.92% 3/16/11 (f)		787,000	611,464
6.5% 1/15/13		200,000	160,889
iStar Financial, Inc.:
5.7% 3/1/14		620,000	217,000
5.95% 10/15/13		4,830,000	1,787,100
Kimco Realty Corp. 5.783% 3/15/16		450,000	347,659
Liberty Property LP 6.375% 8/15/12		2,679,000	2,228,751
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	880,379
6.5% 7/15/11		2,000,000	1,826,474
8.25% 7/1/12		1,300,000	1,105,845
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,702,025
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,330,438
Rouse Co.:
5.375% 11/26/13 (c)		3,600,000	1,827,000
7.2% 9/15/12 (c)		3,920,000	1,989,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(e)		650,000	329,875
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	310,625
8.625% 1/15/12		5,050,000	4,848,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	906,027
7.75% 2/22/11		500,000	492,499
Simon Property Group LP:
4.875% 8/15/10		2,448,000	2,387,490
5% 3/1/12		800,000	740,623
5.75% 5/1/12		500,000	465,468
6.1% 5/1/16		1,000,000	864,452
UDR, Inc. 5.5% 4/1/14		500,000	415,000
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	786,143
5.13% 1/15/14		500,000	366,335
6.05% 6/1/13		2,500,000	2,035,473
Ventas Realty LP:
6.5% 6/1/16		170,000	151,300
6.625% 10/15/14		3,160,000	3,002,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP: - continued
9% 5/1/12		$ 6,011,000	$ 6,281,495
Vornado Realty LP 4.5% 8/15/09		1,000,000	986,971
			71,727,173
Real Estate Management & Development - 2.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		1,190,000	1,059,100
ERP Operating LP:
5.2% 4/1/13		1,000,000	898,931
5.5% 10/1/12		853,000	789,324
First Industrial LP:
5.25% 6/15/09		1,000,000	979,096
7.375% 3/15/11		2,507,000	1,900,303
Regency Centers LP:
5.25% 8/1/15		2,509,000	1,881,750
5.875% 6/15/17		400,000	296,000
			7,804,504
Thrifts & Mortgage Finance - 0.7%
Wrightwood Capital LLC 9% 6/1/14 (h)		4,000,000	2,520,000
TOTAL FINANCIALS			82,051,677
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Skilled Healthcare Group, Inc. 11% 1/15/14		500,000	520,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		1,650,000	1,608,750
			2,128,750
TOTAL NONCONVERTIBLE BONDS			104,293,364
TOTAL CORPORATE BONDS (Cost $185,760,651)			163,006,350
Asset-Backed Securities - 3.4%
		Principal Amount (d)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		$ 3,200,000	$ 2,640,000
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R9 Class M9, 2.9375% 10/25/34 (e)(f)		395,497	7,142
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		2,260,000	904,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8013% 3/23/19 (e)(f)		435,796	270,193
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.9469% 3/20/50 (e)(f)		2,250,000	225,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		1,000,000	710,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3569% 1/20/37 (e)(f)		1,414,651	636,593
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	187,025
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,570,000	628,000
Class B2, 2.5819% 12/28/35 (e)(f)		1,575,000	598,500
Class D, 9% 12/28/35 (e)		500,000	148,550
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		850,000	212,500
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (e)		2,050,000	1,916,750
Fairfield Street Solar Corp. Series 2004-1A Class E1, 4.6263% 11/28/39 (e)(f)		550,000	68,750
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	661,626
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.9375% 6/25/35 (f)(h)		1,259,000	46,241
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.9875% 8/26/30 (e)(f)		735,000	73,500
Class E, 2.4375% 8/26/30 (e)(f)		1,420,000	71,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	154,258
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	730,740
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (e)		883,000	353,200
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		$ 811,998	$ 608,999
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.8838% 2/5/36 (e)(f)		3,232,236	32,322
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 6.7222% 9/25/26 (e)(f)		2,000,000	120,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3.2006% 11/21/40 (e)(f)		250,000	7,500
TOTAL ASSET-BACKED SECURITIES (Cost $29,227,483)			12,012,389
Collateralized Mortgage Obligations - 1.5%

Private Sponsor - 1.5%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (e)		154,558	20,865
Series 2002-R2 Class 2B3, 5.6274% 7/25/33 (e)(f)		249,356	57,211
Series 2003-40 Class B3, 4.5% 10/25/18 (e)		204,300	33,076
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		534,514	42,177
Series 2003-R3:
Class B2, 5.5% 11/25/33 (e)		1,708,005	300,104
Class B3, 5.5% 11/25/33 (e)		511,431	69,828
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		516,691	49,374
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (e)		1,512,000	211,680
Class G, 6.971% 3/8/10 (e)		1,720,000	206,400
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.9513% 6/15/22 (e)(f)		2,449,089	1,542,926
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,465,000	1,062,822
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.41% 7/10/35 (e)(f)		779,475	337,669
Series 2004-C Class B5, 1.81% 9/10/36 (e)(f)		371,487	80,761
Series 2005-A Class B6, 2.46% 3/10/37 (e)(f)		1,870,375	246,328
Series 2005-B Class B6, 2.06% 6/10/37 (e)(f)		921,878	101,499
Series 2005-D Class B6, 2.7013% 12/15/37 (e)(f)		465,120	33,721
Series 2006-B Class B6, 2.1513% 7/15/38 (e)(f)		928,853	38,176
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		62,286	42,029
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)		129,029	28,917
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.96% 12/10/35 (e)(f)		644,902	191,149
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-A Class B7, 4.71% 2/10/36 (e)(f)		$ 637,698	$ 177,535
Series 2004-B Class B7, 4.46% 2/10/36 (e)(f)		769,911	158,756
Series 2005-C Class B7, 3.56% 9/10/37 (e)(f)		1,891,566	166,458
Series 2006-B Class B7, 4.3013% 7/15/38 (e)(f)		928,853	50,530
Series 2007-A Class BB, 3.8013% 2/15/39 (e)(f)		787,188	23,222
TOTAL PRIVATE SPONSOR			5,273,213
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (h)		227,393	71,249
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 5.2683% 2/25/42 (e)(f)		137,680	31,093
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (h)		298,733	56,661
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 5.474% 6/25/43 (e)(f)		178,761	28,439
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 5.6421% 10/25/42 (e)(f)		77,340	12,439
TOTAL U.S. GOVERNMENT AGENCY			199,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,683,878)			5,473,094
Commercial Mortgage Securities - 9.5%

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,602,854
Class B2, 7.525% 4/14/29		515,000	370,800
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.4513% 3/15/22 (e)(f)		700,000	245,000
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (e)		1,475,000	1,186,502
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,000,000	1,990,275
Series 2004-TF2A Class AX, 0% 11/15/19 (e)(f)(g)		4,742,624	474
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		1,000,000	400,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (e)		915,000	823,500
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A: - continued
Class E, 6.0652% 11/15/36 (e)		$ 800,000	$ 716,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	480,000
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4637% 6/10/31 (e)(f)		2,500,000	2,308,700
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7996% 4/29/39 (e)(f)		143,161	140,298
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,000,000	750,000
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	784,941
Series 2002-1A Class H, 7.3917% 12/10/35 (e)(f)		921,000	614,278
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (e)		1,245,000	1,232,550
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		1,000,000	670,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		2,767,000	2,414,725
Class G, 6.75% 4/15/29 (f)		1,000,000	350,084
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		1,500,000	1,377,266
Series 2000-C1:
Class H, 7% 3/15/33 (e)		950,000	726,905
Class K, 7% 3/15/33		1,100,000	523,818
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,396,808
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		750,000	534,662
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.8181% 3/1/20 (e)(f)		1,400,000	791,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,895,000	521,100
Class X, 1.6421% 10/15/32 (e)(f)(g)		16,300,568	81,829
Series 2002-CIB4 Class E, 6.9555% 5/12/34 (e)(f)		1,500,000	750,000
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,400,000	2,220,000
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,385,000	277,000
Class H, 6% 7/15/31 (e)		2,638,000	263,800
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	$ 311,424
Class G, 4.384% 7/12/15	CAD	355,000	148,677
Class H, 4.384% 7/12/15	CAD	236,000	94,419
Class J, 4.384% 7/12/15	CAD	355,000	135,760
Class K, 4.384% 7/12/15	CAD	355,000	129,832
Class L, 4.384% 7/12/15	CAD	236,000	82,582
Class M, 4.384% 7/12/15	CAD	995,000	227,048
Merrill Lynch Mortgage Investors Trust:
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		$ 3,359,000	450,778
Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		1,965,000	1,375,500
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	30,000
Class E, 7.983% 10/15/13		1,453,000	72,650
Class IO, 7.548% 1/15/18 (f)(g)		6,568,418	886,736
Morgan Stanley Capital I Trust Series 2005-HQ7 Class E, 5.2082% 11/14/42 (f)		750,000	172,718
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,000,000	880,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,280,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 1.0263% 9/15/09 (e)(f)		1,200,000	142,281
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $52,095,084)			33,965,574
Floating Rate Loans - 1.1%

CONSUMER DISCRETIONARY - 0.8%
Specialty Retail - 0.8%
The Pep Boys - Manny, Moe & Jack term loan 3.26% 10/27/13 (f)		28,409	22,727
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (f)		4,546,189	2,727,713
			2,750,440
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (f)		1,881,594	282,239
Floating Rate Loans - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (f)		$ 314,201	$ 204,230
Tranche B, term loan 4.1769% 10/10/13 (f)		1,167,030	758,570
Tishman Speyer Properties term loan 2.2% 12/27/12 (f)		115,000	51,750
			1,014,550
TOTAL FINANCIALS			1,296,789
TOTAL FLOATING RATE LOANS (Cost $7,641,978)			4,047,229
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,000,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	59,591
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	590,000	127,895
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	810,000	1
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (e)	1,650,000	0
		187,487
TOTAL PREFERRED SECURITIES (Cost $5,659,828)		187,487
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.53% (b) (Cost $28,597,294)	28,597,294	28,597,294
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,275,000)	$ 2,275,010	$ 2,275,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $488,755,517)		358,470,097
NET OTHER ASSETS - (0.2)%		(717,864)
NET ASSETS - 100%		$ 357,752,233
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,028,390 or 17.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,694,150 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 190,445
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 217,904
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.9375% 6/25/35	6/3/05	$ 1,110,697
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,275,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 1,177,310
Banc of America Securities LLC	207,740
Barclays Capital, Inc.	626,228
Deutsche Bank Securities, Inc.	263,722
$ 2,275,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,582
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 358,470,097	$ 132,011,000	$ 199,882,672	$ 26,576,425
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 32,391,074
Total Realized Gain (Loss)	53,046
Total Unrealized Gain (Loss)	(28,988,894)
Cost of Purchases	5,302,501
Proceeds of Sales	(979,105)
Amortization/Accretion	(4,006,941)
Transfer in/out of Level 3	22,804,744
Ending Balance	$ 26,576,425

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $490,326,537. Net unrealized depreciation aggregated $131,856,440, of which $15,994,385 related to appreciated investment securities and $147,850,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Small Cap
Opportunities Fund

(formerly Fidelity Small Cap Opportunities Fund)

April 30, 2009

1.847958.102

SMO-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Federal-Mogul Corp. Class A (a)	332,800	$ 3,694,080
Diversified Consumer Services - 1.7%
Brinks Home Security Holdings, Inc. (a)	300,200	7,979,316
Coinstar, Inc. (a)	201,866	7,184,411
Steiner Leisure Ltd. (a)	90,500	2,863,420
		18,027,147
Hotels, Restaurants & Leisure - 3.3%
Bally Technologies, Inc. (a)	253,800	6,644,484
Cracker Barrel Old Country Store, Inc.	93,900	3,062,079
Jack in the Box, Inc. (a)	362,800	8,921,252
Orient Express Hotels Ltd. Class A	688,200	4,452,654
Red Robin Gourmet Burgers, Inc. (a)	218,360	5,360,738
Wyndham Worldwide Corp.	631,500	7,375,920
		35,817,127
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	191,700	9,069,327
Internet & Catalog Retail - 0.8%
Expedia, Inc. (a)	589,900	8,028,539
Leisure Equipment & Products - 0.0%
Summer Infant, Inc. (a)	51,736	103,472
Media - 0.1%
CKX, Inc. (a)	167,614	903,439
Specialty Retail - 4.0%
Chico's FAS, Inc. (a)	959,700	7,332,108
Genesco, Inc. (a)	255,955	5,830,655
Penske Auto Group, Inc.	570,200	7,555,150
Shoe Carnival, Inc. (a)	421,764	4,917,768
Signet Jewelers Ltd.	356,800	5,662,416
Tiffany & Co., Inc.	244,200	7,067,148
Zumiez, Inc. (a)	418,578	5,048,051
		43,413,296
Textiles, Apparel & Luxury Goods - 2.8%
American Apparel, Inc. (a)(d)	1,327,400	8,959,950
Deckers Outdoor Corp. (a)	159,600	9,020,592
Gildan Activewear, Inc. (a)	404,700	4,632,895
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Heelys, Inc.	614,221	$ 1,124,024
Iconix Brand Group, Inc. (a)	465,200	6,633,752
		30,371,213
TOTAL CONSUMER DISCRETIONARY		149,427,640
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	431,900	4,723,482
The Great Atlantic & Pacific Tea Co. (a)	769,400	5,647,396
		10,370,878
Food Products - 1.7%
Hain Celestial Group, Inc. (a)	251,500	4,197,535
PureCircle Ltd. (a)	1,013,700	3,689,575
Ralcorp Holdings, Inc. (a)	47,900	2,737,964
Smart Balance, Inc. (a)	460,727	3,238,911
Tyson Foods, Inc. Class A	425,200	4,481,608
		18,345,593
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	693,500	6,005,710
Inter Parfums, Inc.	629,000	4,881,040
		10,886,750
TOTAL CONSUMER STAPLES		39,603,221
ENERGY - 4.7%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	222,600	4,968,432
Hornbeck Offshore Services, Inc. (a)	248,800	5,779,624
		10,748,056
Oil, Gas & Consumable Fuels - 3.7%
Cimarex Energy Co.	91,800	2,469,420
Comstock Resources, Inc. (a)	226,500	7,805,190
Concho Resources, Inc. (a)	196,600	5,390,772
EXCO Resources, Inc. (a)	632,848	7,454,949
Goodrich Petroleum Corp. (a)(d)	197,000	4,517,210
Mariner Energy, Inc. (a)	345,000	3,926,100
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	276,500	$ 4,399,115
Whiting Petroleum Corp. (a)	141,000	4,619,160
		40,581,916
TOTAL ENERGY		51,329,972
FINANCIALS - 19.7%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (a)	213,700	12,148,845
Cohen & Steers, Inc. (d)	425,000	6,256,000
FCStone Group, Inc. (a)(d)(e)	1,400,400	4,327,236
optionsXpress Holdings, Inc.	403,100	6,635,026
Waddell & Reed Financial, Inc. Class A	600,900	13,466,169
		42,833,276
Commercial Banks - 4.5%
Associated Banc-Corp.	395,928	6,125,006
Boston Private Financial Holdings, Inc.	428,300	1,974,463
CapitalSource, Inc.	2,431,000	7,511,790
City National Corp. (d)	222,400	8,139,840
Intervest Bancshares Corp. Class A (e)	385,240	1,513,993
PacWest Bancorp	520,000	7,576,400
SVB Financial Group (a)(d)	330,000	6,850,800
TCF Financial Corp. (d)	650,000	9,041,500
		48,733,792
Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	99,400	3,691,716
American Safety Insurance Group Ltd. (a)	458,700	5,220,006
Aspen Insurance Holdings Ltd.	244,100	5,755,878
Endurance Specialty Holdings Ltd.	191,200	5,001,792
IPC Holdings Ltd.	254,200	6,619,368
Max Capital Group Ltd.	225,400	3,730,370
Reinsurance Group of America, Inc.	305,300	9,705,487
W.R. Berkley Corp.	206,300	4,932,633
		44,657,250
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.	240,000	8,755,200
Apartment Investment & Management Co. Class A	236,718	1,728,041
Digital Realty Trust, Inc.	131,700	4,742,517
Highwoods Properties, Inc. (SBI)	226,900	5,443,331
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	151,600	$ 5,524,304
National Retail Properties, Inc.	365,400	6,482,196
		32,675,589
Real Estate Management & Development - 2.1%
Forestar Group, Inc. (a)(d)	1,172,000	15,071,923
Jones Lang LaSalle, Inc.	236,000	7,615,720
		22,687,643
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	1,310,000	10,820,600
Washington Federal, Inc.	785,600	10,197,088
		21,017,688
TOTAL FINANCIALS		212,605,238
HEALTH CARE - 12.5%
Biotechnology - 3.0%
Acorda Therapeutics, Inc. (a)	21,900	434,277
Alkermes, Inc. (a)	313,100	2,395,215
Cephalon, Inc. (a)	33,000	2,165,130
Dendreon Corp. (a)	110,000	2,332,000
Medarex, Inc. (a)	526,000	3,113,920
Myriad Genetics, Inc. (a)	155,800	6,043,482
OSI Pharmaceuticals, Inc. (a)	90,000	3,021,300
PDL BioPharma, Inc.	225,000	1,608,750
Theravance, Inc. (a)	336,600	4,823,478
United Therapeutics Corp. (a)	99,100	6,224,471
		32,162,023
Health Care Equipment & Supplies - 3.3%
COLTENE Holding AG	78,858	2,684,841
Haemonetics Corp. (a)	82,500	4,259,475
Integra LifeSciences Holdings Corp. (a)	220,000	5,680,400
Masimo Corp. (a)	221,200	6,392,680
Meridian Bioscience, Inc.	290,900	5,055,842
Orthofix International NV (a)	269,616	4,596,953
Sirona Dental Systems, Inc. (a)	238,000	3,893,680
Wright Medical Group, Inc. (a)	198,000	2,722,500
		35,286,371
Health Care Providers & Services - 3.5%
Brookdale Senior Living, Inc.	501,000	5,165,310
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Genoptix, Inc. (a)	280,400	$ 8,154,032
Hanger Orthopedic Group, Inc. (a)	218,000	3,032,380
IPC The Hospitalist Co., Inc. (a)	230,000	4,215,900
MEDNAX, Inc. (a)	102,300	3,672,570
PSS World Medical, Inc. (a)	616,000	8,944,320
ResCare, Inc. (a)	276,500	4,429,530
		37,614,042
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	131,000	4,886,300
Medtox Scientific, Inc. (a)	161,700	1,311,387
QIAGEN NV (a)	368,400	6,071,232
		12,268,919
Pharmaceuticals - 1.6%
Ardea Biosciences, Inc. (a)(d)	188,079	2,320,895
Cadence Pharmaceuticals, Inc. (a)	220,353	2,229,972
Optimer Pharmaceuticals, Inc. (a)	195,000	2,724,150
Perrigo Co.	287,700	7,457,184
XenoPort, Inc. (a)	195,900	2,677,953
		17,410,154
TOTAL HEALTH CARE		134,741,509
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	98,300	7,829,595
Teledyne Technologies, Inc. (a)	204,000	6,513,720
		14,343,315
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	306,800	4,129,528
Airlines - 0.4%
AirTran Holdings, Inc. (a)	406,600	2,825,870
Alaska Air Group, Inc. (a)	122,600	2,057,228
		4,883,098
Building Products - 1.6%
Aaon, Inc.	363,500	7,080,980
Armstrong World Industries, Inc.	304,300	5,532,174
Masco Corp.	548,900	4,863,254
		17,476,408
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
United Stationers, Inc. (a)	223,100	$ 7,302,063
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	523,400	5,600,380
Granite Construction, Inc.	152,800	6,027,960
		11,628,340
Electrical Equipment - 1.5%
Energy Conversion Devices, Inc. (a)(d)	250,700	4,607,866
First Solar, Inc. (a)(d)	26,800	5,019,372
Regal-Beloit Corp.	84,700	3,441,361
Suzlon Energy Ltd.	2,082,064	2,687,583
		15,756,182
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	357,900	8,142,225
Machinery - 3.0%
Bucyrus International, Inc. Class A	498,219	10,816,334
Cummins, Inc.	254,300	8,646,200
Graco, Inc.	293,000	6,911,870
John Bean Technologies Corp.	560,400	6,175,608
		32,550,012
Professional Services - 1.1%
ICF International, Inc. (a)	221,800	6,101,718
Kforce, Inc. (a)	574,500	6,267,795
		12,369,513
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc. (a)	223,300	6,285,895
Trading Companies & Distributors - 1.3%
Interline Brands, Inc. (a)	579,500	7,510,320
MSC Industrial Direct Co., Inc. Class A	156,200	6,380,770
		13,891,090
TOTAL INDUSTRIALS		148,757,669
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.0%
Brocade Communications Systems, Inc. (a)	1,891,900	10,935,182
Comtech Telecommunications Corp. (a)	214,500	7,179,315
Starent Networks Corp. (a)(d)	388,489	7,664,888
ViaSat, Inc. (a)	310,600	7,140,694
		32,920,079
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.2%
Seagate Technology	696,800	$ 5,685,888
Super Micro Computer, Inc. (a)	663,591	3,463,945
Synaptics, Inc. (a)	127,318	4,135,289
		13,285,122
Electronic Equipment & Components - 2.6%
Insight Enterprises, Inc. (a)	1,998,702	11,432,575
Tech Data Corp. (a)	309,200	8,901,868
Trimble Navigation Ltd. (a)	345,300	7,403,232
		27,737,675
Internet Software & Services - 2.6%
Art Technology Group, Inc. (a)	2,074,832	6,514,972
DealerTrack Holdings, Inc. (a)	542,600	8,236,668
j2 Global Communications, Inc. (a)	275,530	6,609,965
Open Text Corp. (a)	206,000	6,784,664
		28,146,269
IT Services - 2.2%
Alliance Data Systems Corp. (a)(d)	198,200	8,298,634
Sapient Corp. (a)	1,585,000	8,131,050
Wright Express Corp. (a)	321,200	7,349,056
		23,778,740
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc. (a)	1,380,600	5,950,386
ARM Holdings PLC sponsored ADR	776,900	4,125,339
Fairchild Semiconductor International, Inc. (a)	695,351	4,283,362
Micron Technology, Inc. (a)	1,114,400	5,438,272
PMC-Sierra, Inc. (a)	977,072	7,738,410
Power Integrations, Inc.	215,000	4,579,500
Varian Semiconductor Equipment Associates, Inc. (a)	195,200	4,995,168
Volterra Semiconductor Corp. (a)	492,600	5,659,974
		42,770,411
Software - 3.2%
Amdocs Ltd. (a)	263,600	5,517,148
Ariba, Inc. (a)	789,571	7,587,777
Nuance Communications, Inc. (a)	387,000	5,166,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Radiant Systems, Inc. (a)	822,200	$ 6,059,614
Sybase, Inc. (a)	313,700	10,653,252
		34,984,241
TOTAL INFORMATION TECHNOLOGY		203,622,537
MATERIALS - 5.7%
Chemicals - 1.4%
Nalco Holding Co.	319,000	5,206,080
Rockwood Holdings, Inc. (a)	613,300	7,543,590
W.R. Grace & Co. (a)	299,800	2,647,234
		15,396,904
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	56,800	4,772,904
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	165,000	6,230,400
Metals & Mining - 3.2%
Carpenter Technology Corp.	203,400	4,204,278
Cliffs Natural Resources, Inc.	224,800	5,183,888
Commercial Metals Co.	430,700	6,408,816
Compass Minerals International, Inc.	94,100	4,537,502
OZ Minerals Ltd.	1,934,900	1,055,149
Red Back Mining, Inc. (a)	781,700	5,411,139
Steel Dynamics, Inc.	655,200	8,157,240
		34,958,012
TOTAL MATERIALS		61,358,220
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	629,900	6,639,146
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	185,000	2,989,600
SBA Communications Corp. Class A (a)	107,030	2,697,156
Syniverse Holdings, Inc. (a)	188,900	2,380,140
		8,066,896
TOTAL TELECOMMUNICATION SERVICES		14,706,042
Common Stocks - continued
	Shares	Value
UTILITIES - 3.7%
Electric Utilities - 1.2%
Cleco Corp.	218,100	$ 4,599,729
Portland General Electric Co.	232,600	4,249,602
Westar Energy, Inc.	239,400	4,196,682
		13,046,013
Gas Utilities - 1.1%
Northwest Natural Gas Co.	153,600	6,282,240
Southwest Gas Corp.	269,300	5,442,553
		11,724,793
Multi-Utilities - 1.1%
NorthWestern Energy Corp.	200,800	4,200,736
OGE Energy Corp.	121,700	3,128,907
PNM Resources, Inc.	577,100	4,916,892
		12,246,535
Water Utilities - 0.3%
SJW Corp.	51,400	1,295,280
Southwest Water Co.	393,700	2,259,838
		3,555,118
TOTAL UTILITIES		40,572,459
TOTAL COMMON STOCKS (Cost $1,038,325,290)		1,056,724,507
Nonconvertible Preferred Stocks - 0.4%

FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00% (Cost $3,264,715)	427,512	4,014,338
Convertible Bonds - 0.3%
	Principal Amount	Value
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
SL Green Realty Corp. 3% 3/30/27 (f) (Cost $3,072,299)	$ 4,890,000	$ 3,612,488
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.04% to 0.28% 5/7/09 to 5/28/09 (g) (Cost $3,189,548)	3,190,000	3,189,931
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	14,120,773	14,120,773
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	39,421,575	39,421,575
TOTAL MONEY MARKET FUNDS (Cost $53,542,348)		53,542,348
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $84,000)	$ 84,000	84,000
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,101,478,200)		1,121,167,612
NET OTHER ASSETS - (3.7)%		(39,910,576)
NET ASSETS - 100%		$ 1,081,257,036
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
80 NYFE Russell 1000 Mini Index Contracts	June 2009	$ 3,893,600	$ 308,840

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,612,488 or 0.3% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $989,976.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$84,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 14,899
Barclays Capital, Inc.	2,383
Credit Suisse Securities (USA) LLC	3,096
Deutsche Bank Securities, Inc.	31,459
HSBC Securities (USA), Inc.	23,833
Mizuho Securities USA, Inc.	2,383
Societe Generale, New York Branch	5,947
$ 84,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 462,155
Fidelity Securities Lending Cash Central Fund	1,069,490
Total	$ 1,531,645
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Diamond Management & Technology Consultants, Inc.	$ 6,569,238	$ 896,904	$ 3,752,268	$ 510,728	$ -
Digital Ally, Inc.	-	8,184,389	4,940,816	-	-
FCStone Group, Inc.	6,182,460	4,176,331	-	-	4,327,236
Intervest Bancshares Corp. Class A	2,981,758	-	-	-	1,513,993
Summer Infant, Inc.	3,322,239	53,055	1,280,802	-	-
Total	$ 19,055,695	$ 13,310,679	$ 9,973,886	$ 510,728	$ 5,841,229
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,121,167,612	$ 1,105,219,194	$ 15,948,418	$ -
Other Financial Instruments*	$ 308,840	$ 308,840	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,106,901,278. Net unrealized appreciation aggregated $14,266,334, of which $139,133,625 related to appreciated investment securities and $124,867,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

April 30, 2009

1.815773.104

SCP-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.3%
BorgWarner, Inc.	306,000	$ 8,858,700
Gentex Corp.	280,000	3,743,600
		12,602,300
Diversified Consumer Services - 2.4%
Brinks Home Security Holdings, Inc. (a)	274,600	7,298,868
Hillenbrand, Inc.	601,507	10,935,397
Strayer Education, Inc. (d)	30,000	5,682,300
		23,916,565
Hotels, Restaurants & Leisure - 5.0%
Bally Technologies, Inc. (a)	347,600	9,100,168
Burger King Holdings, Inc.	440,000	7,189,600
Jack in the Box, Inc. (a)	199,000	4,893,410
Life Time Fitness, Inc. (a)(d)	216,000	4,052,160
Penn National Gaming, Inc. (a)	232,000	7,892,640
Town Sports International Holdings, Inc. (a)	117,534	405,492
WMS Industries, Inc. (a)	281,000	9,022,910
Wyndham Worldwide Corp.	590,000	6,891,200
		49,447,580
Household Durables - 0.7%
Dorel Industries, Inc. Class B (sub. vtg.)	289,550	5,520,438
Hooker Furniture Corp.	147,040	1,723,309
		7,243,747
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	59,900	5,815,691
Media - 0.7%
Virgin Media, Inc.	891,000	6,878,520
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	110,800	4,847,500
Dick's Sporting Goods, Inc. (a)	230,000	4,370,000
Pacific Sunwear of California, Inc. (a)	310,500	1,257,525
Sally Beauty Holdings, Inc. (a)	776,000	5,742,400
The Men's Wearhouse, Inc.	221,900	4,136,216
		20,353,641
Textiles, Apparel & Luxury Goods - 2.6%
FGX International Ltd. (a)	426,100	4,908,672
G-III Apparel Group Ltd. (a)	730,300	5,857,006
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	718,600	$ 10,247,236
Liz Claiborne, Inc.	849,300	4,025,682
		25,038,596
TOTAL CONSUMER DISCRETIONARY		151,296,640
CONSUMER STAPLES - 1.7%
Food Products - 1.0%
Corn Products International, Inc.	197,900	4,729,810
Tyson Foods, Inc. Class A	480,000	5,059,200
		9,789,010
Personal Products - 0.7%
Chattem, Inc. (a)	123,300	6,770,403
TOTAL CONSUMER STAPLES		16,559,413
ENERGY - 8.6%
Energy Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc. (a)	281,800	6,546,214
Oil, Gas & Consumable Fuels - 7.9%
Cabot Oil & Gas Corp.	225,600	6,810,864
Comstock Resources, Inc. (a)	148,198	5,106,903
Concho Resources, Inc. (a)	517,800	14,198,076
EXCO Resources, Inc. (a)	1,426,400	16,802,993
Mariner Energy, Inc. (a)	1,050,000	11,949,000
Massey Energy Co.	520,000	8,273,200
Petroleum Development Corp. (a)	312,217	5,061,038
Whiting Petroleum Corp. (a)	302,000	9,893,520
		78,095,594
TOTAL ENERGY		84,641,808
FINANCIALS - 6.6%
Capital Markets - 2.1%
Cohen & Steers, Inc. (d)	153,406	2,258,136
FCStone Group, Inc. (a)	1,063,200	3,285,288
Janus Capital Group, Inc.	1,043,800	10,469,314
VZ Holding AG	16,942	662,398
Waddell & Reed Financial, Inc. Class A	173,000	3,876,930
		20,552,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.4%
CapitalSource, Inc.	1,295,000	$ 4,001,550
Signature Bank, New York (a)	200,000	5,438,000
UMB Financial Corp.	106,000	4,851,620
		14,291,170
Insurance - 2.0%
Allied World Assurance Co. Holdings Ltd.	195,000	7,242,300
Aspen Insurance Holdings Ltd.	312,100	7,359,318
Endurance Specialty Holdings Ltd.	210,000	5,493,600
		20,095,218
Real Estate Investment Trusts - 1.1%
American Campus Communities, Inc.	224,200	4,860,656
Digital Realty Trust, Inc.	159,000	5,725,590
		10,586,246
TOTAL FINANCIALS		65,524,700
HEALTH CARE - 21.2%
Biotechnology - 5.1%
Cephalon, Inc. (a)(d)	149,800	9,828,378
Dendreon Corp. (a)	210,000	4,452,000
Grifols SA	286,574	5,027,402
Myriad Genetics, Inc. (a)	168,000	6,516,720
OSI Pharmaceuticals, Inc. (a)	125,000	4,196,250
PDL BioPharma, Inc.	660,000	4,719,000
Theravance, Inc. (a)	444,000	6,362,520
United Therapeutics Corp. (a)	150,000	9,421,500
		50,523,770
Health Care Equipment & Supplies - 5.0%
Haemonetics Corp. (a)	157,000	8,105,910
Immucor, Inc. (a)	91,448	1,489,688
Integra LifeSciences Holdings Corp. (a)	376,400	9,718,648
Kinetic Concepts, Inc. (a)	175,267	4,339,611
Masimo Corp. (a)	205,000	5,924,500
Meridian Bioscience, Inc.	463,505	8,055,717
Sirona Dental Systems, Inc. (a)	325,000	5,317,000
Wright Medical Group, Inc. (a)	447,000	6,146,250
		49,097,324
Health Care Providers & Services - 7.0%
Brookdale Senior Living, Inc. (d)	1,023,000	10,547,130
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)	309,433	$ 5,684,284
Genoptix, Inc. (a)	236,000	6,862,880
Hanger Orthopedic Group, Inc. (a)	400,000	5,564,000
IPC The Hospitalist Co., Inc. (a)	209,000	3,830,970
PSS World Medical, Inc. (a)	759,499	11,027,925
ResCare, Inc. (a)	275,000	4,405,500
Sun Healthcare Group, Inc. (a)	820,800	6,952,176
Synergy Health PLC	850,411	4,891,448
VCA Antech, Inc. (a)	355,600	8,897,112
		68,663,425
Life Sciences Tools & Services - 1.9%
Life Technologies Corp. (a)	289,000	10,779,700
QIAGEN NV (a)	468,000	7,712,640
		18,492,340
Pharmaceuticals - 2.2%
Ardea Biosciences, Inc. (a)	5,600	69,104
Medicines Co. (a)	385,000	3,842,300
Perrigo Co.	515,800	13,369,536
XenoPort, Inc. (a)	306,000	4,183,020
		21,463,960
TOTAL HEALTH CARE		208,240,819
INDUSTRIALS - 16.5%
Aerospace & Defense - 2.9%
AeroVironment, Inc. (a)(d)	127,000	3,004,820
Alliant Techsystems, Inc. (a)	118,000	9,398,700
Stanley, Inc. (a)	364,000	9,383,920
Teledyne Technologies, Inc. (a)	201,000	6,417,930
		28,205,370
Airlines - 0.9%
Alaska Air Group, Inc. (a)	515,000	8,641,700
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)	1,380,238	6,970,202
The Geo Group, Inc. (a)	378,000	6,286,140
		13,256,342
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	882,000	9,437,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 3.2%
Acuity Brands, Inc.	154,100	$ 4,428,834
Regal-Beloit Corp.	188,000	7,638,440
SMA Solar Technology AG	155,300	9,626,298
Sunpower Corp.:
Class A (a)	35,000	958,300
Class B (a)	334,400	8,480,384
		31,132,256
Machinery - 1.0%
Navistar International Corp. (a)	263,000	9,941,400
Professional Services - 3.3%
CoStar Group, Inc. (a)	146,736	5,436,569
FTI Consulting, Inc. (a)	209,000	11,469,920
Monster Worldwide, Inc. (a)(d)	572,597	7,901,839
Navigant Consulting, Inc. (a)	528,800	7,778,648
		32,586,976
Road & Rail - 1.1%
Con-way, Inc.	191,000	4,732,980
Knight Transportation, Inc.	357,300	6,317,064
		11,050,044
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	422,000	6,709,800
Interline Brands, Inc. (a)	375,000	4,860,000
Rush Enterprises, Inc. Class A (a)	159,570	2,099,941
		13,669,741
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network, Inc.	295,200	4,472,280
TOTAL INDUSTRIALS		162,393,509
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.5%
Comtech Telecommunications Corp. (a)	271,000	9,070,370
Starent Networks Corp. (a)	300,000	5,919,000
ViaSat, Inc. (a)	415,700	9,556,943
		24,546,313
Computers & Peripherals - 0.7%
Wincor Nixdorf AG	140,400	6,972,450
Electronic Equipment & Components - 1.9%
Ingram Micro, Inc. Class A (a)	345,000	5,009,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Insight Enterprises, Inc. (a)	1,450,000	$ 8,294,000
SYNNEX Corp. (a)	250,000	5,382,500
		18,685,900
Internet Software & Services - 4.1%
Art Technology Group, Inc. (a)	1,870,000	5,871,800
Equinix, Inc. (a)	114,600	8,048,358
j2 Global Communications, Inc. (a)	692,500	16,613,075
Telecity Group PLC (a)	2,491,600	9,682,674
		40,215,907
IT Services - 3.3%
CACI International, Inc. Class A (a)	319,400	12,632,270
CyberSource Corp. (a)	467,466	6,829,678
Datacash Group PLC	1,671,200	6,157,993
WNS Holdings Ltd. sponsored ADR (a)(d)	822,300	6,816,867
		32,436,808
Semiconductors & Semiconductor Equipment - 4.5%
Diodes, Inc. (a)	615,000	9,151,200
Fairchild Semiconductor International, Inc. (a)	461,100	2,840,376
Hittite Microwave Corp. (a)	198,821	7,388,188
Lam Research Corp. (a)	349,000	9,730,120
Marvell Technology Group Ltd. (a)	570,000	6,258,600
Varian Semiconductor Equipment Associates, Inc. (a)	350,490	8,969,039
		44,337,523
Software - 2.8%
Autodesk, Inc. (a)	193,000	3,848,420
Blackbaud, Inc.	401,059	6,104,118
Informatica Corp. (a)	431,000	6,852,900
PROS Holdings, Inc. (a)	1,002,657	6,477,164
Taleo Corp. Class A (a)	334,639	4,019,014
		27,301,616
TOTAL INFORMATION TECHNOLOGY		194,496,517
MATERIALS - 3.8%
Chemicals - 1.3%
Solutia, Inc. (a)	1,132,000	4,256,320
Terra Industries, Inc.	319,000	8,453,500
		12,709,820
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Myers Industries, Inc.	833,000	$ 8,354,990
Metals & Mining - 1.7%
Commercial Metals Co.	445,000	6,621,600
Compass Minerals International, Inc.	130,000	6,268,600
Red Back Mining, Inc. (a)	554,400	3,837,707
		16,727,907
TOTAL MATERIALS		37,792,717
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Premiere Global Services, Inc. (a)	722,000	7,609,880
UTILITIES - 0.4%
Water Utilities - 0.4%
Southwest Water Co.	712,499	4,089,744
TOTAL COMMON STOCKS (Cost $984,601,594)		932,645,747
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.53% (b)	51,643,078	51,643,078
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	27,050,150	27,050,150
TOTAL MONEY MARKET FUNDS (Cost $78,693,228)		78,693,228
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,063,294,822)		1,011,338,975
NET OTHER ASSETS - (2.8)%		(27,404,244)
NET ASSETS - 100%		$ 983,934,731
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442,477
Fidelity Securities Lending Cash Central Fund	897,012
Total	$ 1,339,489
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,011,338,975	$ 968,318,312	$ 43,020,663	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,082,071,211. Net unrealized depreciation aggregated $70,732,236, of which $93,647,551 related to appreciated investment securities and $164,379,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2009

1.817157.104

ASCP-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.3%
BorgWarner, Inc.	306,000	$ 8,858,700
Gentex Corp.	280,000	3,743,600
		12,602,300
Diversified Consumer Services - 2.4%
Brinks Home Security Holdings, Inc. (a)	274,600	7,298,868
Hillenbrand, Inc.	601,507	10,935,397
Strayer Education, Inc. (d)	30,000	5,682,300
		23,916,565
Hotels, Restaurants & Leisure - 5.0%
Bally Technologies, Inc. (a)	347,600	9,100,168
Burger King Holdings, Inc.	440,000	7,189,600
Jack in the Box, Inc. (a)	199,000	4,893,410
Life Time Fitness, Inc. (a)(d)	216,000	4,052,160
Penn National Gaming, Inc. (a)	232,000	7,892,640
Town Sports International Holdings, Inc. (a)	117,534	405,492
WMS Industries, Inc. (a)	281,000	9,022,910
Wyndham Worldwide Corp.	590,000	6,891,200
		49,447,580
Household Durables - 0.7%
Dorel Industries, Inc. Class B (sub. vtg.)	289,550	5,520,438
Hooker Furniture Corp.	147,040	1,723,309
		7,243,747
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	59,900	5,815,691
Media - 0.7%
Virgin Media, Inc.	891,000	6,878,520
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	110,800	4,847,500
Dick's Sporting Goods, Inc. (a)	230,000	4,370,000
Pacific Sunwear of California, Inc. (a)	310,500	1,257,525
Sally Beauty Holdings, Inc. (a)	776,000	5,742,400
The Men's Wearhouse, Inc.	221,900	4,136,216
		20,353,641
Textiles, Apparel & Luxury Goods - 2.6%
FGX International Ltd. (a)	426,100	4,908,672
G-III Apparel Group Ltd. (a)	730,300	5,857,006
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	718,600	$ 10,247,236
Liz Claiborne, Inc.	849,300	4,025,682
		25,038,596
TOTAL CONSUMER DISCRETIONARY		151,296,640
CONSUMER STAPLES - 1.7%
Food Products - 1.0%
Corn Products International, Inc.	197,900	4,729,810
Tyson Foods, Inc. Class A	480,000	5,059,200
		9,789,010
Personal Products - 0.7%
Chattem, Inc. (a)	123,300	6,770,403
TOTAL CONSUMER STAPLES		16,559,413
ENERGY - 8.6%
Energy Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc. (a)	281,800	6,546,214
Oil, Gas & Consumable Fuels - 7.9%
Cabot Oil & Gas Corp.	225,600	6,810,864
Comstock Resources, Inc. (a)	148,198	5,106,903
Concho Resources, Inc. (a)	517,800	14,198,076
EXCO Resources, Inc. (a)	1,426,400	16,802,993
Mariner Energy, Inc. (a)	1,050,000	11,949,000
Massey Energy Co.	520,000	8,273,200
Petroleum Development Corp. (a)	312,217	5,061,038
Whiting Petroleum Corp. (a)	302,000	9,893,520
		78,095,594
TOTAL ENERGY		84,641,808
FINANCIALS - 6.6%
Capital Markets - 2.1%
Cohen & Steers, Inc. (d)	153,406	2,258,136
FCStone Group, Inc. (a)	1,063,200	3,285,288
Janus Capital Group, Inc.	1,043,800	10,469,314
VZ Holding AG	16,942	662,398
Waddell & Reed Financial, Inc. Class A	173,000	3,876,930
		20,552,066
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.4%
CapitalSource, Inc.	1,295,000	$ 4,001,550
Signature Bank, New York (a)	200,000	5,438,000
UMB Financial Corp.	106,000	4,851,620
		14,291,170
Insurance - 2.0%
Allied World Assurance Co. Holdings Ltd.	195,000	7,242,300
Aspen Insurance Holdings Ltd.	312,100	7,359,318
Endurance Specialty Holdings Ltd.	210,000	5,493,600
		20,095,218
Real Estate Investment Trusts - 1.1%
American Campus Communities, Inc.	224,200	4,860,656
Digital Realty Trust, Inc.	159,000	5,725,590
		10,586,246
TOTAL FINANCIALS		65,524,700
HEALTH CARE - 21.2%
Biotechnology - 5.1%
Cephalon, Inc. (a)(d)	149,800	9,828,378
Dendreon Corp. (a)	210,000	4,452,000
Grifols SA	286,574	5,027,402
Myriad Genetics, Inc. (a)	168,000	6,516,720
OSI Pharmaceuticals, Inc. (a)	125,000	4,196,250
PDL BioPharma, Inc.	660,000	4,719,000
Theravance, Inc. (a)	444,000	6,362,520
United Therapeutics Corp. (a)	150,000	9,421,500
		50,523,770
Health Care Equipment & Supplies - 5.0%
Haemonetics Corp. (a)	157,000	8,105,910
Immucor, Inc. (a)	91,448	1,489,688
Integra LifeSciences Holdings Corp. (a)	376,400	9,718,648
Kinetic Concepts, Inc. (a)	175,267	4,339,611
Masimo Corp. (a)	205,000	5,924,500
Meridian Bioscience, Inc.	463,505	8,055,717
Sirona Dental Systems, Inc. (a)	325,000	5,317,000
Wright Medical Group, Inc. (a)	447,000	6,146,250
		49,097,324
Health Care Providers & Services - 7.0%
Brookdale Senior Living, Inc. (d)	1,023,000	10,547,130
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Centene Corp. (a)	309,433	$ 5,684,284
Genoptix, Inc. (a)	236,000	6,862,880
Hanger Orthopedic Group, Inc. (a)	400,000	5,564,000
IPC The Hospitalist Co., Inc. (a)	209,000	3,830,970
PSS World Medical, Inc. (a)	759,499	11,027,925
ResCare, Inc. (a)	275,000	4,405,500
Sun Healthcare Group, Inc. (a)	820,800	6,952,176
Synergy Health PLC	850,411	4,891,448
VCA Antech, Inc. (a)	355,600	8,897,112
		68,663,425
Life Sciences Tools & Services - 1.9%
Life Technologies Corp. (a)	289,000	10,779,700
QIAGEN NV (a)	468,000	7,712,640
		18,492,340
Pharmaceuticals - 2.2%
Ardea Biosciences, Inc. (a)	5,600	69,104
Medicines Co. (a)	385,000	3,842,300
Perrigo Co.	515,800	13,369,536
XenoPort, Inc. (a)	306,000	4,183,020
		21,463,960
TOTAL HEALTH CARE		208,240,819
INDUSTRIALS - 16.5%
Aerospace & Defense - 2.9%
AeroVironment, Inc. (a)(d)	127,000	3,004,820
Alliant Techsystems, Inc. (a)	118,000	9,398,700
Stanley, Inc. (a)	364,000	9,383,920
Teledyne Technologies, Inc. (a)	201,000	6,417,930
		28,205,370
Airlines - 0.9%
Alaska Air Group, Inc. (a)	515,000	8,641,700
Commercial Services & Supplies - 1.3%
InnerWorkings, Inc. (a)	1,380,238	6,970,202
The Geo Group, Inc. (a)	378,000	6,286,140
		13,256,342
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	882,000	9,437,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 3.2%
Acuity Brands, Inc.	154,100	$ 4,428,834
Regal-Beloit Corp.	188,000	7,638,440
SMA Solar Technology AG	155,300	9,626,298
Sunpower Corp.:
Class A (a)	35,000	958,300
Class B (a)	334,400	8,480,384
		31,132,256
Machinery - 1.0%
Navistar International Corp. (a)	263,000	9,941,400
Professional Services - 3.3%
CoStar Group, Inc. (a)	146,736	5,436,569
FTI Consulting, Inc. (a)	209,000	11,469,920
Monster Worldwide, Inc. (a)(d)	572,597	7,901,839
Navigant Consulting, Inc. (a)	528,800	7,778,648
		32,586,976
Road & Rail - 1.1%
Con-way, Inc.	191,000	4,732,980
Knight Transportation, Inc.	357,300	6,317,064
		11,050,044
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	422,000	6,709,800
Interline Brands, Inc. (a)	375,000	4,860,000
Rush Enterprises, Inc. Class A (a)	159,570	2,099,941
		13,669,741
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network, Inc.	295,200	4,472,280
TOTAL INDUSTRIALS		162,393,509
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.5%
Comtech Telecommunications Corp. (a)	271,000	9,070,370
Starent Networks Corp. (a)	300,000	5,919,000
ViaSat, Inc. (a)	415,700	9,556,943
		24,546,313
Computers & Peripherals - 0.7%
Wincor Nixdorf AG	140,400	6,972,450
Electronic Equipment & Components - 1.9%
Ingram Micro, Inc. Class A (a)	345,000	5,009,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Insight Enterprises, Inc. (a)	1,450,000	$ 8,294,000
SYNNEX Corp. (a)	250,000	5,382,500
		18,685,900
Internet Software & Services - 4.1%
Art Technology Group, Inc. (a)	1,870,000	5,871,800
Equinix, Inc. (a)	114,600	8,048,358
j2 Global Communications, Inc. (a)	692,500	16,613,075
Telecity Group PLC (a)	2,491,600	9,682,674
		40,215,907
IT Services - 3.3%
CACI International, Inc. Class A (a)	319,400	12,632,270
CyberSource Corp. (a)	467,466	6,829,678
Datacash Group PLC	1,671,200	6,157,993
WNS Holdings Ltd. sponsored ADR (a)(d)	822,300	6,816,867
		32,436,808
Semiconductors & Semiconductor Equipment - 4.5%
Diodes, Inc. (a)	615,000	9,151,200
Fairchild Semiconductor International, Inc. (a)	461,100	2,840,376
Hittite Microwave Corp. (a)	198,821	7,388,188
Lam Research Corp. (a)	349,000	9,730,120
Marvell Technology Group Ltd. (a)	570,000	6,258,600
Varian Semiconductor Equipment Associates, Inc. (a)	350,490	8,969,039
		44,337,523
Software - 2.8%
Autodesk, Inc. (a)	193,000	3,848,420
Blackbaud, Inc.	401,059	6,104,118
Informatica Corp. (a)	431,000	6,852,900
PROS Holdings, Inc. (a)	1,002,657	6,477,164
Taleo Corp. Class A (a)	334,639	4,019,014
		27,301,616
TOTAL INFORMATION TECHNOLOGY		194,496,517
MATERIALS - 3.8%
Chemicals - 1.3%
Solutia, Inc. (a)	1,132,000	4,256,320
Terra Industries, Inc.	319,000	8,453,500
		12,709,820
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Myers Industries, Inc.	833,000	$ 8,354,990
Metals & Mining - 1.7%
Commercial Metals Co.	445,000	6,621,600
Compass Minerals International, Inc.	130,000	6,268,600
Red Back Mining, Inc. (a)	554,400	3,837,707
		16,727,907
TOTAL MATERIALS		37,792,717
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Premiere Global Services, Inc. (a)	722,000	7,609,880
UTILITIES - 0.4%
Water Utilities - 0.4%
Southwest Water Co.	712,499	4,089,744
TOTAL COMMON STOCKS (Cost $984,601,594)		932,645,747
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.53% (b)	51,643,078	51,643,078
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	27,050,150	27,050,150
TOTAL MONEY MARKET FUNDS (Cost $78,693,228)		78,693,228
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,063,294,822)		1,011,338,975
NET OTHER ASSETS - (2.8)%		(27,404,244)
NET ASSETS - 100%		$ 983,934,731
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442,477
Fidelity Securities Lending Cash Central Fund	897,012
Total	$ 1,339,489
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,011,338,975	$ 968,318,312	$ 43,020,663	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,082,071,211. Net unrealized depreciation aggregated $70,732,236, of which $93,647,551 related to appreciated investment securities and $164,379,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund

April 30, 2009

1.815774.104

SCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.3%
Regis Corp.	827,340	$ 15,835,288
Household Durables - 4.7%
Centex Corp.	658,940	7,208,804
Ethan Allen Interiors, Inc.	279,513	3,759,450
M.D.C. Holdings, Inc.	215,000	7,348,700
Meritage Homes Corp. (a)	1,392,593	28,979,860
Ryland Group, Inc.	417,900	8,654,709
		55,951,523
Specialty Retail - 6.3%
Asbury Automotive Group, Inc.	1,246,215	12,050,899
Penske Auto Group, Inc. (d)	2,307,760	30,577,820
The Men's Wearhouse, Inc.	1,059,641	19,751,708
Tsutsumi Jewelry Co. Ltd.	780,200	12,814,654
		75,195,081
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc. (a)	1,030,087	14,689,041
TOTAL CONSUMER DISCRETIONARY		161,670,933
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.	740,000	19,691,400
Ingles Markets, Inc. Class A	615,487	9,607,752
		29,299,152
ENERGY - 4.7%
Energy Equipment & Services - 1.9%
Superior Energy Services, Inc. (a)	1,166,700	22,412,307
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)(d)	593,609	17,327,447
Mariner Energy, Inc. (a)	1,446,700	16,463,446
		33,790,893
TOTAL ENERGY		56,203,200
FINANCIALS - 33.2%
Capital Markets - 9.1%
Affiliated Managers Group, Inc. (a)	590,000	33,541,500
Cohen & Steers, Inc. (d)	1,080,000	15,897,600
optionsXpress Holdings, Inc.	1,005,000	16,542,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Sparx Group Co. Ltd. (d)	22,235	$ 2,916,231
TradeStation Group, Inc. (a)	2,062,291	16,725,180
Waddell & Reed Financial, Inc. Class A	1,040,000	23,306,400
		108,929,211
Commercial Banks - 4.0%
Associated Banc-Corp. (d)	1,179,583	18,248,149
CapitalSource, Inc. (d)	4,747,200	14,668,848
City National Corp. (d)	404,900	14,819,340
		47,736,337
Insurance - 9.5%
Aspen Insurance Holdings Ltd.	1,090,200	25,706,916
IPC Holdings Ltd.	878,740	22,882,390
Max Capital Group Ltd.	1,149,111	19,017,787
Reinsurance Group of America, Inc.	693,801	22,055,934
W.R. Berkley Corp.	1,015,000	24,268,650
		113,931,677
Real Estate Investment Trusts - 3.7%
Alexandria Real Estate Equities, Inc. (d)	625,000	22,800,000
Highwoods Properties, Inc. (SBI)	481,230	11,544,708
National Retail Properties, Inc.	590,000	10,466,600
		44,811,308
Real Estate Management & Development - 2.1%
Jones Lang LaSalle, Inc.	766,000	24,718,820
Thrifts & Mortgage Finance - 4.8%
Astoria Financial Corp.	3,982,462	32,895,136
Washington Federal, Inc.	1,941,840	25,205,083
		58,100,219
TOTAL FINANCIALS		398,227,572
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc. (a)	886,727	13,407,312
Health Care Providers & Services - 3.8%
MEDNAX, Inc. (a)	556,500	19,978,350
VCA Antech, Inc. (a)	990,000	24,769,800
		44,748,150
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Perrigo Co.	476,200	$ 12,343,104
TOTAL HEALTH CARE		70,498,566
INDUSTRIALS - 12.8%
Building Products - 1.4%
NCI Building Systems, Inc. (a)(d)	649,320	2,564,814
Simpson Manufacturing Co. Ltd. (d)	665,000	14,802,900
		17,367,714
Commercial Services & Supplies - 5.7%
ACCO Brands Corp. (a)	1,250,923	2,614,429
HNI Corp. (d)	2,175,771	33,724,451
United Stationers, Inc. (a)	990,000	32,402,700
		68,741,580
Construction & Engineering - 1.9%
URS Corp. (a)	522,376	23,015,887
Machinery - 1.6%
Graco, Inc.	790,000	18,636,100
Trading Companies & Distributors - 2.2%
WESCO International, Inc. (a)	1,000,000	26,000,000
TOTAL INDUSTRIALS		153,761,281
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 2.0%
Polycom, Inc. (a)	490,000	9,133,600
ViaSat, Inc. (a)	669,472	15,391,161
		24,524,761
Electronic Equipment & Components - 4.0%
Ingram Micro, Inc. Class A (a)	1,553,100	22,551,012
Macnica, Inc.	677,400	7,582,193
Ryoyo Electro Corp.	1,272,700	10,216,330
SYNNEX Corp. (a)	379,898	8,179,204
		48,528,739
Internet Software & Services - 4.2%
DealerTrack Holdings, Inc. (a)	1,799,434	27,315,408
j2 Global Communications, Inc. (a)	553,149	13,270,045
LoopNet, Inc. (a)	1,064,182	9,141,323
		49,726,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.8%
FormFactor, Inc. (a)	734,157	$ 12,796,357
Miraial Co. Ltd. (e)	570,200	8,396,545
		21,192,902
Software - 0.9%
MICROS Systems, Inc. (a)	490,000	10,280,200
TOTAL INFORMATION TECHNOLOGY		154,253,378
MATERIALS - 4.4%
Chemicals - 1.3%
Spartech Corp. (e)	1,583,102	6,221,591
Valspar Corp.	380,000	9,120,000
		15,341,591
Metals & Mining - 3.1%
Carpenter Technology Corp.	1,799,380	37,193,181
TOTAL MATERIALS		52,534,772
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)	1,640,000	13,841,600
UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc. (d)	94,350	2,456,874
Westar Energy, Inc.	1,090,000	19,107,700
		21,564,574
Gas Utilities - 1.3%
Southwest Gas Corp.	750,989	15,177,488
TOTAL UTILITIES		36,742,062
TOTAL COMMON STOCKS (Cost $1,278,297,081)		1,127,032,516
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	6,942,600
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	565,000	$ 4,972,000
Series I, 7.50%	430,155	3,626,207
		8,598,207
Thrifts & Mortgage Finance - 0.3%
Fannie Mae Series S, 8.25%	3,702,100	3,072,743
TOTAL FINANCIALS		11,670,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,928,685)		18,613,550
Convertible Bonds - 3.1%
	Principal Amount
CONSUMER DISCRETIONARY - 1.4%
Specialty Retail - 1.4%
United Auto Group, Inc. 3.5% 4/1/26	$ 19,720,000	17,635,202
FINANCIALS - 1.4%
Real Estate Investment Trusts - 1.4%
SL Green Realty Corp. 3% 3/30/27 (f)	22,420,000	16,562,775
INDUSTRIALS - 0.3%
Building Products - 0.3%
NCI Building Systems, Inc. 2.125% 11/15/24	5,000,000	3,364,500
TOTAL CONVERTIBLE BONDS (Cost $26,505,299)		37,562,477
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	16,657,772	$ 16,657,772
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	88,684,714	88,684,714
TOTAL MONEY MARKET FUNDS (Cost $105,342,486)		105,342,486
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,439,073,551)		1,288,551,029
NET OTHER ASSETS - (7.6)%		(90,668,664)
NET ASSETS - 100%		$ 1,197,882,365
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,562,775 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,625
Fidelity Securities Lending Cash Central Fund	1,351,114
Total	$ 1,530,739
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ 7,067,267	$ -	$ -
Miraial Co. Ltd.	-	7,307,474	-	173,717	8,396,545
Spartech Corp.	11,202,911	4,588,500	-	158,310	6,221,591
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	17,237,167	-	-
Total	$ 43,331,584	$ 39,771,609	$ 46,002,707	$ 332,027	$ 14,618,136
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,288,551,029	$ 1,209,062,599	$ 79,488,430	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,443,416,001. Net unrealized depreciation aggregated $154,864,972, of which $123,560,276 related to appreciated investment securities and $278,425,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

April 30, 2009

1.817158.104

ASCV-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.3%
Regis Corp.	827,340	$ 15,835,288
Household Durables - 4.7%
Centex Corp.	658,940	7,208,804
Ethan Allen Interiors, Inc.	279,513	3,759,450
M.D.C. Holdings, Inc.	215,000	7,348,700
Meritage Homes Corp. (a)	1,392,593	28,979,860
Ryland Group, Inc.	417,900	8,654,709
		55,951,523
Specialty Retail - 6.3%
Asbury Automotive Group, Inc.	1,246,215	12,050,899
Penske Auto Group, Inc. (d)	2,307,760	30,577,820
The Men's Wearhouse, Inc.	1,059,641	19,751,708
Tsutsumi Jewelry Co. Ltd.	780,200	12,814,654
		75,195,081
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc. (a)	1,030,087	14,689,041
TOTAL CONSUMER DISCRETIONARY		161,670,933
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.	740,000	19,691,400
Ingles Markets, Inc. Class A	615,487	9,607,752
		29,299,152
ENERGY - 4.7%
Energy Equipment & Services - 1.9%
Superior Energy Services, Inc. (a)	1,166,700	22,412,307
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)(d)	593,609	17,327,447
Mariner Energy, Inc. (a)	1,446,700	16,463,446
		33,790,893
TOTAL ENERGY		56,203,200
FINANCIALS - 33.2%
Capital Markets - 9.1%
Affiliated Managers Group, Inc. (a)	590,000	33,541,500
Cohen & Steers, Inc. (d)	1,080,000	15,897,600
optionsXpress Holdings, Inc.	1,005,000	16,542,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Sparx Group Co. Ltd. (d)	22,235	$ 2,916,231
TradeStation Group, Inc. (a)	2,062,291	16,725,180
Waddell & Reed Financial, Inc. Class A	1,040,000	23,306,400
		108,929,211
Commercial Banks - 4.0%
Associated Banc-Corp. (d)	1,179,583	18,248,149
CapitalSource, Inc. (d)	4,747,200	14,668,848
City National Corp. (d)	404,900	14,819,340
		47,736,337
Insurance - 9.5%
Aspen Insurance Holdings Ltd.	1,090,200	25,706,916
IPC Holdings Ltd.	878,740	22,882,390
Max Capital Group Ltd.	1,149,111	19,017,787
Reinsurance Group of America, Inc.	693,801	22,055,934
W.R. Berkley Corp.	1,015,000	24,268,650
		113,931,677
Real Estate Investment Trusts - 3.7%
Alexandria Real Estate Equities, Inc. (d)	625,000	22,800,000
Highwoods Properties, Inc. (SBI)	481,230	11,544,708
National Retail Properties, Inc.	590,000	10,466,600
		44,811,308
Real Estate Management & Development - 2.1%
Jones Lang LaSalle, Inc.	766,000	24,718,820
Thrifts & Mortgage Finance - 4.8%
Astoria Financial Corp.	3,982,462	32,895,136
Washington Federal, Inc.	1,941,840	25,205,083
		58,100,219
TOTAL FINANCIALS		398,227,572
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc. (a)	886,727	13,407,312
Health Care Providers & Services - 3.8%
MEDNAX, Inc. (a)	556,500	19,978,350
VCA Antech, Inc. (a)	990,000	24,769,800
		44,748,150
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Perrigo Co.	476,200	$ 12,343,104
TOTAL HEALTH CARE		70,498,566
INDUSTRIALS - 12.8%
Building Products - 1.4%
NCI Building Systems, Inc. (a)(d)	649,320	2,564,814
Simpson Manufacturing Co. Ltd. (d)	665,000	14,802,900
		17,367,714
Commercial Services & Supplies - 5.7%
ACCO Brands Corp. (a)	1,250,923	2,614,429
HNI Corp. (d)	2,175,771	33,724,451
United Stationers, Inc. (a)	990,000	32,402,700
		68,741,580
Construction & Engineering - 1.9%
URS Corp. (a)	522,376	23,015,887
Machinery - 1.6%
Graco, Inc.	790,000	18,636,100
Trading Companies & Distributors - 2.2%
WESCO International, Inc. (a)	1,000,000	26,000,000
TOTAL INDUSTRIALS		153,761,281
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 2.0%
Polycom, Inc. (a)	490,000	9,133,600
ViaSat, Inc. (a)	669,472	15,391,161
		24,524,761
Electronic Equipment & Components - 4.0%
Ingram Micro, Inc. Class A (a)	1,553,100	22,551,012
Macnica, Inc.	677,400	7,582,193
Ryoyo Electro Corp.	1,272,700	10,216,330
SYNNEX Corp. (a)	379,898	8,179,204
		48,528,739
Internet Software & Services - 4.2%
DealerTrack Holdings, Inc. (a)	1,799,434	27,315,408
j2 Global Communications, Inc. (a)	553,149	13,270,045
LoopNet, Inc. (a)	1,064,182	9,141,323
		49,726,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.8%
FormFactor, Inc. (a)	734,157	$ 12,796,357
Miraial Co. Ltd. (e)	570,200	8,396,545
		21,192,902
Software - 0.9%
MICROS Systems, Inc. (a)	490,000	10,280,200
TOTAL INFORMATION TECHNOLOGY		154,253,378
MATERIALS - 4.4%
Chemicals - 1.3%
Spartech Corp. (e)	1,583,102	6,221,591
Valspar Corp.	380,000	9,120,000
		15,341,591
Metals & Mining - 3.1%
Carpenter Technology Corp.	1,799,380	37,193,181
TOTAL MATERIALS		52,534,772
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)	1,640,000	13,841,600
UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc. (d)	94,350	2,456,874
Westar Energy, Inc.	1,090,000	19,107,700
		21,564,574
Gas Utilities - 1.3%
Southwest Gas Corp.	750,989	15,177,488
TOTAL UTILITIES		36,742,062
TOTAL COMMON STOCKS (Cost $1,278,297,081)		1,127,032,516
Nonconvertible Preferred Stocks - 1.6%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	6,942,600
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	565,000	$ 4,972,000
Series I, 7.50%	430,155	3,626,207
		8,598,207
Thrifts & Mortgage Finance - 0.3%
Fannie Mae Series S, 8.25%	3,702,100	3,072,743
TOTAL FINANCIALS		11,670,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,928,685)		18,613,550
Convertible Bonds - 3.1%
	Principal Amount
CONSUMER DISCRETIONARY - 1.4%
Specialty Retail - 1.4%
United Auto Group, Inc. 3.5% 4/1/26	$ 19,720,000	17,635,202
FINANCIALS - 1.4%
Real Estate Investment Trusts - 1.4%
SL Green Realty Corp. 3% 3/30/27 (f)	22,420,000	16,562,775
INDUSTRIALS - 0.3%
Building Products - 0.3%
NCI Building Systems, Inc. 2.125% 11/15/24	5,000,000	3,364,500
TOTAL CONVERTIBLE BONDS (Cost $26,505,299)		37,562,477
Money Market Funds - 8.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	16,657,772	$ 16,657,772
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	88,684,714	88,684,714
TOTAL MONEY MARKET FUNDS (Cost $105,342,486)		105,342,486
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,439,073,551)		1,288,551,029
NET OTHER ASSETS - (7.6)%		(90,668,664)
NET ASSETS - 100%		$ 1,197,882,365
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,562,775 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 179,625
Fidelity Securities Lending Cash Central Fund	1,351,114
Total	$ 1,530,739
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ 7,067,267	$ -	$ -
Miraial Co. Ltd.	-	7,307,474	-	173,717	8,396,545
Spartech Corp.	11,202,911	4,588,500	-	158,310	6,221,591
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	17,237,167	-	-
Total	$ 43,331,584	$ 39,771,609	$ 46,002,707	$ 332,027	$ 14,618,136
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,288,551,029	$ 1,209,062,599	$ 79,488,430	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,443,416,001. Net unrealized depreciation aggregated $154,864,972, of which $123,560,276 related to appreciated investment securities and $278,425,248 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009